                        Riverfront Income Equity Fund

                         The Riverfront Balanced Fund

                   The Riverfront Large Company Select Fund

                    The Riverfront Stock Appreciation Fund

                  The Riverfront U.S. Government Income Fund

         The Riverfront U.S. Government Securities Money Market Fund


                                     LOGO
                                  RIVERFRONT
                                     FUNDS

-------------------------------------------------------------------------------
Table of Contents                                    The Riverfront Funds, Inc.

-------------------------------------------------------------------------------

Message From Your Chairman..................................................   2
Message From Your Investment Adviser........................................   3
Performance Reviews.........................................................   4
Statements of Assets and Liabilities........................................  17
Statements of Operations....................................................  19
Statements of Changes in Net Assets.........................................  21
Schedules of Portfolio Investments..........................................  23
Notes to Financial Statements...............................................  36
Financial Highlights........................................................  47

-------------------------------------------------------------------------------
Message From The Chairman                            The Riverfront Funds, Inc.

-------------------------------------------------------------------------------
Dear Shareholders:

We are pleased to report that the six-month period ended June 30, 1998 was a very successful one for mutual funds in general and for the Riverfront Funds in particular. A significant part of that success stemmed from our investors' continued confidence in the Funds, with a high level of reinvestment in Riverfront. Market conditions in the first two quarters of 1998 continued to exceed our expectations and many investors reaped the benefits.

Many expected the impact of the Asian recession to be negative toward S&P earnings, but second quarter earnings surprised on the upside. In our opinion, the largest of the large-capitalization stocks continued to drive the market to new highs. The Riverfront Funds are pleased to have participated in the prosperity experienced in the market over the last six months.

LARGE COMPANY SELECT FUND SOARS

The above-referenced market dominance of the largest large-cap stocks proved beneficial to the Riverfront Large Company Select Fund. The first half of 1998 saw this fund experience strong and steady growth. A detailed summary of the Fund's activities over this period is included in this report. For a prospectus, which includes information on charges and expenses, on this Fund or any of the Riverfront Funds, please call us at 1-800-424-2295. Please read the prospectus carefully before investing.

STOCK APPRECIATION REPOSITIONING BEARS FRUIT

At the close of 1997, efforts were initiated to reposition the portfolio of the Stock Appreciation Fund so that it would focus on small-capitalization stocks. This repositioning was completed in the period ended June 30, 1998 and the Fund now concentrates on stocks of companies with small market capitalizations. In many cases these stocks are undervalued by the market and where appropriate, we have seized these good buying opportunities. The summary of the Stock Appreciation Fund contained in this report gives further detail of this Fund's performance. As with any investment in a mutual fund, we recommend a careful reading of the prospectus before investing.

A WORD OF WELCOME

We are also pleased to report that during the first half of 1998 the staff of Riverfront's investment advisor, Provident Investment Advisors, was enhanced by the addition of C. Edwin Riley, Jr. Ed accepted the position of Managing Director of PIA and brings to that role his considerable investment management experience and expertise. We are very enthusiastic to have a managing director of his caliber on board. Ed's comments on the first two quarters of 1998 follow in this report.

We ask that you closely read the following report. The performance of each of the Riverfront Funds are discussed herein for the period ended June 30, 1998. We thank you for your ongoing support of Riverfront and look forward to continuing to provide you with both sound investment management and quality shareholder servicing. As always, if you would like a prospectus or require any assistance, please do not hesitate to call us at 1-800-424-2295.

Sincerely,

/s/ Walter B. Grimm

Walter B. Grimm
President
The Riverfront Funds

          THE RIVERFRONT FUNDS ARE NOT FDIC INSURED AND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, THE PROVIDENT BANK OR ITS AFFILIATES OR BY ANY GOVERNMENTAL AGENCY. INVESTMENT PRODUCTS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------------------------------
Message From The Investment Adviser                  The Riverfront Funds, Inc.

-------------------------------------------------------------------------------
For the six-month period ended June 30, 1998, the U.S. economy continued to experience near-perfect conditions. The combination of even lower inflation than 1997 and full employment resulted in a very robust consumer-spending pattern.

The financial markets focused on the "Balancing Act" between economic strength domestically and the offsetting Asian collapse. In the first quarter, domestic spending was well ahead of expectations as a very mild winter allowed for unusually high levels of economic activity. As the second quarter unfolded, the Asian collapse became more of a headline. Japan and Korea fell into recession while Malaysia experienced depressionary collapses in GDP. The effects on the U.S. came through deflation imported from abroad. Most commodity prices fell, hurting the industrial side of the economy and the stocks represented therein. Energy prices continued to fall along with technology components, lumber, paper, and chemicals. In addition, the sluggish demand for U.S. products overseas caused exports to fall 15% from year-ago levels.

The combination of the influences listed above resulted in a sizable decline in interest rates as well as any inflation expectations. As a result, the market averages, particularly the S&P 500, provided above average results for the first half of 1998. The S&P 500's total return was 17.71%. The returns from smaller companies' indices were more modest, as the S&P 600 returned 6.11% and the Russell 2000 gained 5.18%. Of course, past performance is no guarantee of future results.

The best performers were companies with large capitalizations and above average earnings growth. The best performing areas included retailing, technology and health care.

The results of the S&P 500 do not reflect the disappointments in many stocks over the past year. Actually, as of June 30, 1998, over 44% of the stocks listed on NASDAQ have seen 30% or greater declines from their 52-week highs. This reflects the narrow focus within the market that has not been seen since the 1960's when the "nifty fifty" phase was coined.

OUTLOOK

If the recent past is any guide, we believe the financial markets will prefer to focus on the positives; low interest rates, a dynamic consumer, as well as substantial cash flows into the U.S. stock market. We forecast solid but tempered economic growth in the second half of 1998 as the reduction in exports continues and the first half inventory build is worked off. As the profit cycle continues to decelerate the market may become more narrow in leadership, presenting an even tougher challenge for money managers to identify the ever-shrinking number of companies that can continue to grow earnings at double digit rates. The large fastest growing stocks have performed by far the best over the past several years. We believe better value can be found in smaller companies that possess solid growth potential. In our view, the U.S. equity markets are discounting an exceptional environment for stocks. The valuation levels are quite high as the market's discount mechanism, inflation, continues to decline. While we do not forecast a rise in inflation, any event which would spark inflation concerns would likely result in more than a mild correction.

Interest rates on bonds of longer maturities have continued to decline while short-term interest rates remain quite high resulting in a relatively flat yield curve. We believe, the Federal Reserve Board is unlikely to move to reduce these short rates until they are convinced that the domestic economy is experiencing a noticeable slowdown. We do not expect any such action in 1998 or early 1999. However, the rate structure is providing historically high real rates of returns for fixed income investors. Therefore, we recommend investors purchase high quality intermediate to long-term bonds.

Sincerely

/s/ C. Edwin Riley, Jr.

C. Edwin Riley, Jr.
Managing Director
Provident Investment Advisors

The Standard & Poor's 500 Stock Index is an unmanaged index considered to be representative of the stock market as a whole. The Standard & Poor's 600 Index is an unmanaged index considered to be representative of the top 600 stocks listed on the New York Stock Exchange. The Russell 2000 Index is an unmanaged index generally representative of small cap stocks.

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Performance Reviews                                  The Riverfront Funds, Inc.

-------------------------------------------------------------------------------
                       THE RIVERFRONT INCOME EQUITY FUND

During the second quarter of 1998 and year-to-date, the Riverfront Income Equity Fund generated a return of -6.01% and 5.18%, respectively for (Investor A Shares*).

We have been challenged by the market during the last few years with its unprecedented narrowness, valuation levels, and its distinct preference for growth stocks, while shunning value stocks, particularly yield names. Our commitment to our discipline is steadfast as we continue to buy stocks that we believe have an above average yield, low long-term relative valuation, and a fundamental catalyst. We have not deviated from our methodology, which has a strong long-term track record of 13 years, and believe that when the market broadens, our stocks will significantly benefit.

Our security analysis shows the large market capitalization stocks to be overvalued, which has pushed us toward the more mid-cap names, a sector of the market that has not been recently rewarded. Presently, mid-cap stocks are trading at valuations that haven't been seen since the 1990 recession. You may remember that in 1991, mid-cap stocks surged to levels twice that of large-cap stocks as a result of the valuation disparity caused in 1990. In our view, the current valuation disparity is approaching an extreme that should signal buying opportunities to investors.

As shown below, a portfolio of stocks with yields in the top quarter, produced a return of -1.7% while a portfolio of stocks whose yield was in the bottom quartile produced +14.2. Likewise, a portfolio of the top quartile capitalization stocks produced a return of +7.7% while the smallest stocks (bottom quartile) returned a -7.8%. We continue to find excellent value and believe that, in the not-so-distant future, the market will correct itself and reward the smaller big cap stocks.

                                    S&P 500

                                                               MARKET CAP YIELD
                                                               ---------- ------
Top Quartile..................................................   +7.7%    - 1.7%
Bottom Quartile...............................................   -7.8%    +14.2%

While we recognize some of the challenges that apply to our investment process, we also acknowledge our poor stock selection has exacerbated the poor performance of our portfolios. Names like Wallace, Armstrong and Flowserve contributed significantly to our under performance. Additionally, some of our holdings like Brunswick and BetzDearborn have experienced deteriorating fundamentals as a result of the Asian problem. Your portfolio has also been psychologically hurt by Asia where stock's fundamentals are intact, but are not being rewarded for their strong stories. Companies who fall into this category are Hubbell, Reynolds, Thomas & Betts and others. We continue to have significant weighting in papers, and it remains our belief that the fundamentals of this industry group are compelling. We continue to see big positive secular change, no capacity growth and ongoing consolidation in the papers, and we fully expect to see our weightings in this industry group perform handsomely in the future. However, Asian concerns may push this particular story out perhaps several months.

Notable winners, held during the period, in the portfolio included American Home Products, Cooper Industries, Whirlpool, and AG Edwards. The market has begun to acknowledge the tremendous value opportunities in our universe as takeovers continue to dominate the portfolio. Echlin, Crestar, General Signal, Southern New England, Magna Group, Illinois Central, Giant Foods and Mercantile Stores were all acquired at significant premiums.

Please be assured that we continue to execute our equity income investment discipline as we have in the past, and we have every confidence that it will ultimately reward us to stay the course.
-------
The Fund's composition is subject to change.

* The return, with the maximum sales charge of 4.50%, was -10.21% for the second quarter and 0.45% for the first half of 1998.

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Performance Reviews, continued                       The Riverfront Funds, Inc.

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                              Income Equity Fund

Value of a $10,000 Investment

                         Investor A Shares       S&P        Lipper Equity
                            (No Load)         500 Index     Income Average
          10/8/92             10000             10000             10000
         12/31/92             10875             10503             10469
         12/31/93             12192             11545             11950
         12/31/94             12568             11713             11750
         12/31/95             16521             16137             15304
         12/31/96             19805             19842             18136
         12/31/97             25389             26459             23037
          6/30/98             26704             31142             25353


                    Average Annual Total Return
--------------------------------------------------------------------
                                                            Since
                                                          Inception
                                  1 Year      5 Year       (10/8/92)
--------------------------------------------------------------------
Investor A Shares (No Load)       16.24%       4.79%        18.69%




                              Income Equity Fund

Value of a $10,000 Investment

                                                  S&P        Lipper Equity
                         Investor A Shares*    500 Index     Income Average
          10/8/92              9551             10000             10000
         12/31/92             10387             10503             10469
         12/31/93             11645             11545             11950
         12/31/94             12004             11713             11750
         12/31/95             15779             16137             15304
         12/31/96             18916             19842             18136
         12/31/97             24250             26459             23037
          6/30/98             25507             31142             25353


                    Average Annual Total Return
                                                    Since
                                                  Inception
                          1 Year      5 Year       (10/8/92)
----------------------------------------------------------------
Investor A Shares*        11.02%      17.64%        17.75%


*Reflects 4.50% sales charge.

                                                         Continued on next page

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Performance Reviews, continued                       The Riverfront Funds, Inc.

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                              Income Equity Fund

Value of a $10,000 Investment

                                                 S&P        Lipper Equity
                         Investor B Shares**  500 Index     Income Average
          10/8/92             10000             10000             10000
         12/31/92             10875             10503             10469
         12/31/93             12192             11545             11950
         12/31/94             12568             11713             11750
         12/31/95             16247             16137             15304
         12/31/96             19442             19842             18136
         12/31/97             24725             26459             23037
          6/30/98             25794             31142             25353


                    Average Annual Total Return
-------------------------------------------------------------------
                                                        Since
                                                      Inception
                              1 Year     5 Year       (10/8/92)
-------------------------------------------------------------------
Investor B Shares**           11.79%     17.77%         17.98%


**Reflects applicable contingent deferred sales charge.


It is our intention to formally change benchmarks from the S&P 500 to the Lipper Equity Income Average as of 12/31/98. We believe this index is a more appropriate benchmark with an average market capitalization closer to the way the fund is invested than the S&P 500, which has an average market capitalization of 3 to 4 times that of the Income Equity Fund.

Past performance is not predictive of future results. Investment return and principal value of the Riverfront variable net asset funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance of Investor B shares for periods prior to the initial offering, January 1995, presents performance for Investor A shares and is restated to reflect applicable contingent deferred sales charges. Investor B Shares are subject to distribution and service fees, which would have reduced performance. The maximum Contingent Deferred Sales Charge for the Investor B Shares is 4.00%. The returns set forth reflect the waiver of certain advisory or administrative fees. Without the waiver of fees, total return may have been lower.

The Standard & Poor's 500 Stock Index is an unmanaged index considered to be representative of the stock market as a whole. The Lipper Equity Income Average is representative of an average of all funds in the Lipper category of equity income. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of The Riverfront Income Equity Fund reflects the deduction of fees for these value-added services.

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                      [This Page Intentionally Left Blank]

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Performance Reviews, continued                       The Riverfront Funds, Inc.

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                         THE RIVERFRONT BALANCED FUND

The Riverfront Balanced Fund provides shareholders with a combination of strategies within one product. The application of Provident Investment Advisors strategic asset allocation approach, combined with a large company growth-oriented equity process and a sector rotation fixed income discipline helps to provide our clients with above average return potential.

This Fund generated excellent results in the first half of 1998 as the 12.73% (Investor A Shares*) total return outpaced over 90% of all other Balanced Funds according to Lipper Analytical Services. For the one-year period ended 6/30/98, The Balanced Fund (Investor A Shares*) was ranked 75 out of 313 funds in the Balanced category by Lipper./1/ For the twelve months ended June 30, 1998, this Fund's return of 21.09% (Investor A Shares*) ranks in the 21st percentile. The Fund's focus on owning successful growth stocks and taking advantage of the continuing decline in interest rates, in our view, are the keys to the success of our results.

The largest equity holdings in the Fund as of June 30, 1998 included: Merck, 2.37% of net assets of the the Fund; BankBoston, 2.27%; Pfizer, 2.22%; SunAmerica, 2.05%; Bristol-Myers, 2.04%; Procter & Gamble, 2.02%; Coca-Cola, 1.74%; General Electric, 1.61%; Exxon, 1.46%; Microsoft, 1.44%.

The asset allocation of the Riverfront Balanced Fund as of June 30, 1998 was:
Stocks, 51%, Bonds, 44%, and Cash, 5%.

-------
The Fund's composition is subject to change.

*The return, with the maximum sales charge of 4.50%, was 7.66% for the first half of 1998 and 15.67% for the one-year ended 6/30/98.

/1/The Lipper ranking is based on total return and does not reflect a sales charge.



                                 Balanced Fund

Value of a $10,000 Investment

               Investor A                 Lehman Brothers Intermediate
                 Shares          S&P          Government/Corporate       Lipper Balanced       Blended 50% S&P
               (No Load)      500 Index          Bond Index                 Average          50% LB Int. Govt./Corp.
  9/1/94         10000          10000               10000                    10000                  10000
12/31/94          9981           9800                9896                     9739                   9737
12/31/95         11984          13475               11413                    12161                  12143
12/31/96         12674          16569               11875                    13744                  14146
12/31/97         14800          22095               12792                    16355                  17063
 6/30/98         16685          26006               13235                    17819                  18868

                   Average Annual Total Return
-----------------------------------------------------------------
                                                    Since
                                                  Inception
                                1 Year             (9/1/94)
-----------------------------------------------------------------
Investor A Shares (No Load)     21.09%              14.29%

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Performance Reviews, continued                       The Riverfront Funds, Inc.

-------------------------------------------------------------------------------

                                 Balanced Fund

Value of a $10,000 Investment

                                          Lehman Brothers Intermediate
               Investor A        S&P          Government/Corporate       Lipper Balanced       Blended 50% S&P
                 Shares*      500 Index          Bond Index                 Average          50% LB Int. Govt./Corp.
  9/1/94          9551          10000               10000                    10000                 10000
12/31/94          9473           9800                9896                     9739                  9737
12/31/95         11446          13475               11413                    12161                 12143
12/31/96         12105          16569               11875                    13744                 14146
12/31/97         14135          22095               12792                    16355                 17063
 6/30/98         15935          26006               13235                    17819                 18868

                   Average Annual Total Return
-----------------------------------------------------------------
                                                     Since
                                                   Inception
                                   1 Year           (9/1/94)
-----------------------------------------------------------------
Investor A Shares*                 15.67%            12.93%


*Reflects 4.50% sales charge.



                                 Balanced Fund

Value of a $10,000 Investment

                                          Lehman Brothers Intermediate
               Investor B        S&P          Government/Corporate       Lipper Balanced       Blended 50% S&P
                Shares**      500 Index          Bond Index                 Average          50% LB Int. Govt./Corp.
  9/1/94          9600          10000               10000                    10000                 10000
12/31/94          9526           9800                9896                     9739                  9737
12/31/95         11554          13475               11413                    12161                 12143
12/31/96         12184          16569               11875                    13744                 14146
12/31/97         14574          22095               12792                    16355                 17063
 6/30/98         16061          26006               13235                    17819                 18868

                   Average Annual Total Return
-----------------------------------------------------------------
                                                     Since
                                                   Inception
                                   1 Year           (9/1/94)
-----------------------------------------------------------------
Investor B Shares**                16.10%            13.16%


**Reflects applicable contingent deferred sales charge.


It is our intention to formally change benchmarks by eliminating both the S&P 500 and the Lehman Brothers Government/Corporate Bond Index. Our benchmarks going forward will continue to be the Blended S&P500 and Lehman Brothers Government/Corporate Bond Index and the Lipper Balanced Average. We believe these indices are more appropriate benchmarks because they more closely mirror the investment style of the Balanced Fund.

Past performance is not predictive of future results. Investment return and principal value of the Riverfront variable net asset funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance of Investor B shares for periods prior to the initial offering, January 1995, represents performance for Investor A shares and is restated to reflect applicable contingent deferred sales charges. Investor B Shares are subject to distribution and service fees, which would have reduced performance. The maximum Contingent Deferred Sales Charge for the Investor B Shares is 4.00%. The returns set forth reflect the waiver of certain advisory or administrative fees. Without the waiver of fees, total return may have been lower.

The Standard & Poor's 500 Stock Index and the Lehman Brothers Intermediate Government/Corporate Bond Index are considered to be representative of the stock and bond markets, respectively. They are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Balanced Average is a composite of 522 funds in the Lipper Balanced category. The performance of The Riverfront Balanced Fund reflects the deduction of fees for these value-added services.

The Riverfront Balanced Fund is also being measured against a benchmark of blended indices which represent 50% of the S&P 500 Index and 50% of the Lehman Brothers Intermediate Government/Corporate Bond Index.

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Performance Reviews, continued                       The Riverfront Funds, Inc.

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                   THE RIVERFRONT LARGE COMPANY SELECT FUND

The first half of 1998 has been an ideal period for large growth-oriented stocks. The Riverfront Large Company Select Fund performed very well in this period, gaining 18.02%, (Investor A Shares*). This result was ahead of the Fund's benchmarks, the S&P 500 and the Lipper Growth & Income Average. The S&P 500 Index posted a total return of 17.71%, while the average Growth and Income Fund Average tracked by Lipper rose 12.11%. Our results place the fund in the top 10% of all Growth and Income Funds tracked by Lipper. For the one year period ended June 30, 1998, the Fund (Investor A Shares*) ranked 190 out of 667 in the Growth and Income fund category by Lipper.

We believe the key to this success was the fund's positioning. Large investments were made in companies that represented the strongest aspects of the U.S. economy, in sectors that included consumer cyclicals, heathcare, financials, and technology. The companies in these sectors were the drivers of the U.S. economy, the stock market, and the performance of the Fund.

The domestic economy, characterized by low unemployment, strong gains in real income, and low interest rates, is being fueled by robust consumer spending. The strength in consumer spending is partly offset by weakness in manufacturing and commodity based industries, primarily from the effects of the Asian economic collapse. This economic distinction was evident within the market as consumer stocks, particularly retailers, generated sizable gains on average while basic materials, energy, utilities, and capital good producing stocks lagged.

The ten largest holdings in the Fund as of June 30, 1998, include General Electric, 4.27% of net assets of the Fund; Cisco Systems, 3.49%; Pfizer, 3.17%; Microsoft, 3.07%; Wal-Mart, 2.98%; Home Depot, 2.48%; Coca-Cola, 2.39%;
Merck & Co., 2.37%; Procter & Gamble, 2.25%; and Gillette, 2.22%.

Heading into the third quarter of 1998, we are significantly under-emphasizing the industrial sectors given the deflationary pricing in commodity related companies. We continue to focus on the consumer side of the economy. Stocks such as Home Depot, Wal-Mart, The Gap and Staples are leading the way. We are also focused on Health Care with sizable holdings in the pharmaceutical industry. Finally, we continue to be impressed with the fundamentals of many financial companies as demographics favor continued savings and investment, particularly in stocks.
-------
The Fund's composition subject to change.

*The return, with maximum sales charge of 4.50%, was 12.75% for the period.



                           Large Company Select Fund

Value of a $10,000 Investment

                         Investor A Shares    Lipper G&I           S&P
                            (No Load)          Average          500 Index
          8/30/86             10000             10000             10000
         12/31/86              9570              9533              9674
         12/31/87              9960              9732             10180
         12/31/88             11050             11318             11891
         12/31/89             14280             13993             15636
         12/31/90             13390             13338             15140
         12/31/91             16510             17181             19765
         12/31/92             17670             18794             21281
         12/31/93             19010             21237             23407
         12/31/94             19150             21074             23713
         12/31/95             25910             27484             32588
         12/31/96             32220             33123             40108
         12/31/97             41219             42106             53489
          6/30/98             48645             47205             62965


                          Average Annual Total Return
--------------------------------------------------------------------------------
                                                                        Since
                                                                      Inception
                                  1 Year      5 Year       10 Year    (8/30/86)
--------------------------------------------------------------------------------
Investor A Shares (No Load)       26.97%       21.69%       16.42%      14.29%

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Performance Reviews, continued                       The Riverfront Funds, Inc.

-------------------------------------------------------------------------------

                           Large Company Select Fund

    Value of a $10,000 Investment

                                               Lipper G&I          S&P
                         Investor A Shares*     Average         500 Index
          8/30/86              9600             10000             10000
         12/31/86              9187              9533              9674
         12/31/87              9562              9732             10180
         12/31/88             10608             11318             11891
         12/31/89             13632             13993             15636
         12/31/90             12854             13338             15140
         12/31/91             15849             17181             19765
         12/31/92             16963             18794             21281
         12/31/93             18250             21237             23407
         12/31/94             18384             21074             23713
         12/31/95             24874             27484             32588
         12/31/96             30931             33123             40108
         12/31/97             39364             42106             53489
          6/30/98             46456             47205             62965


                          Average Annual Total Return
-------------------------------------------------------------------------------
                                                                      Since
                                                                    Inception
                             1 Year       5 Year       10 Year      (8/30/86)
-------------------------------------------------------------------------------
Investor A Shares*           21.24%       20.59%        15.87%       13.85%

*Reflects 4.50% sales charge.



                           Large Company Select Fund

    Value of a $10,000 Investment

                                               Lipper G&I          S&P
                         Investor B Shares**    Average         500 Index
          8/30/86             10000             10000             10000
         12/31/86              9542              9533              9674
         12/31/87              9859              9732             10180
         12/31/88             10859             11318             11891
         12/31/89             13853             13993             15636
         12/31/90             12963             13338             15140
         12/31/91             15870             17181             19765
         12/31/92             16858             18794             21281
         12/31/93             17994             21237             23407
         12/31/94             17996             21074             23713
         12/31/95             24170             27484             32588
         12/31/96             29832             33123             40108
         12/31/97             37879             42106             53489
          6/30/98             44538             47205             62965


                          Average Annual Total Return
-------------------------------------------------------------------------------
                                                                      Since
                                                                    Inception
                             1 Year       5 Year       10 Year      (8/30/86)
-------------------------------------------------------------------------------
Investor B Shares**          22.00%       20.60%        15.55%       13.44%

**Reflects applicable contingent deferred sales charge.


The quoted performance of this Fund ("Mutual Fund") includes performance of certain collective trust funds ("Commingled") accounts advised by Provident Bank, for periods dating back to 8/30/86 and prior to the Mutual Fund's commencement of operations on 1/2/97, as adjusted to reflect the expenses associated with the Mutual Fund. The Commingled accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the accounts had been registered, the account's performance may have been adversely affected. The Fund does not have a five and ten year Lipper ranking because the inception date of the Mutual Fund was 1/2/97.

It is our intention to formally change benchmarks from just the Lipper G&I Average to both the Lipper G&I Average and the S&P 500 as of 12/31/98. We believe this index is a more appropriate benchmark with an average market capitalization closer to the way the fund is investing and similar average market capitalization to the Large Company Select Fund.

Past performance is not predictive of future results. Investment return and principal value of the Riverfront variable net asset funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance of Investor B Shares for periods prior to the initial offering, January 1997, represents performance for Investor A Shares and is restated to reflect applicable contingent deferred sales charges. Investor B Shares are subject to distribution and service fees, which would have reduced performance. The maximum Contingent Deferred Sales Charge for the Investor B Shares is 4.00%. The returns set forth reflect the waiver of certain advisory or administrative fees. Without the waiver of fees total return may have been lower.

The Standard & Poor's 500 Stock Index is an unmanaged index considered to be representative of the stock market as a whole. This index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Lipper Growth & Income Average is an unmanaged index considered to be representative of the average of the Growth & Income category of funds. The performance of The Riverfront Large Company Select Fund reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees.

-------------------------------------------------------------------------------
Performance Reviews, continued                       The Riverfront Funds, Inc.

-------------------------------------------------------------------------------
                    THE RIVERFRONT STOCK APPRECIATION FUND

The Stock Appreciation Fund ended the first half of 1998 up 7.41%, (Investor A Shares*). This compares favorably to our benchmarks: the S&P 600, which returned 6.11%, and the Russell 2000, which returned 5.27%. Our peers, the average of other small-capitalized funds, as measured by Lipper returned 6.46% for the first half of 1998.

We believe, our efforts to transition the Fund into a high quality small-capitalized stock fund are complete. We now hold 46 stocks, which we believe represent a select group of small companies with strong potential for consistent earnings growth. We believe the Fund is well positioned to continue to provide strong returns. The ten largest holdings in the Fund at June 30, 1998 include: Jones Apparel, 6.20% of net assets of the Fund; NBTY, 4.02%; JLG Industries, 3.98%; Colonial Bancgroup, 3.68%; Kendle International, 3.56%; Steris, 3.19%; Medusa, 3.15%; Tech Data, 3.13%; First Health Group, 3.12%; and Jacor Communications, 3.09%.

The Fund is currently overweighted in Financials, Consumer Staples, and Health Care. We believe these areas all offer outstanding growth prospects as mergers continue, consumer confidence remains strong, and baby boomers age. We are underweighted in Basic Materials, due to concerns of price declines coming out of Asia, and in Utilities, due to below average prospects for earnings growth.

Looking forward we expect to see value in the smaller companies and believe that most portfolios should include some small-capitalized exposure. Historically, small companies with growing earnings and revenue streams can be purchased at lower price to earnings (P/E), price to sales, and P/E to growth rate, than many of the larger companies. We will continue to search for those smaller companies, which we believe possess the management expertise and financial resources to outperform the benchmark.
-------
The Fund's composition subject to change.

*The return, with maximum sales charge of 4.50%, was 2.60% for the period. Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

                            Stock Appreciation Fund

Value of a $10,000 Investment

                  Investor A Shares     Russell          S&P      Lipper Small
                      (No Load)       2000 Index      600 Index    Cap Average
       7/23/87         10000             10000          10000        10000
      12/31/87          7886              7391           7685         7744
      12/31/88          7718              9231           8587         9253
      12/31/89          8977             10730           9780        11483
      12/31/90          9442              8637           7463        10231
      12/31/91         16710             12615          11082        15602
      12/31/92         17682             14939          13414        17598
      12/31/93         19525             17776          15934        20741
      12/31/94         17487             17439          15173        20734
      12/31/95         22365             22399          19720        27816
      12/31/96         24461             26092          23924        32198
      12/31/97         29272             31929          30045        38006
       6/30/98         31440             33494          32724        40685


                          Average Annual Total Return
-----------------------------------------------------------------------------
                                                                      Since
                                                                    Inception
                                 1 Year     5 Year    10 Year       (7/23/87)
-----------------------------------------------------------------------------
Investor A Shares (No Load)      20.80%     10.29%     14.08%         11.03%

-------------------------------------------------------------------------------
Performance Reviews, continued                       The Riverfront Funds, Inc.

-------------------------------------------------------------------------------

                            Stock Appreciation Fund

Value of a $10,000 Investment

               Investor A      Russell                       Lipper
                 Shares*     2000 Index       S&P 600       Small Cap
 7/23/87          9548          10000           10000          10000
12/31/87          7530           7391            7184           7744
12/31/88          7369           9231            8587           9253
12/31/89          8572          10730            9780          11483
12/31/90          9015           8637            7463          10231
12/31/91         15955          12615           11082          15602
12/31/92         16883          14939           13414          17598
12/31/93         18642          17776           15934          20741
12/31/94         16697          17439           15173          20734
12/31/95         21354          22399           19720          27816
12/31/96         23527          26092           23924          32198
12/31/97         27948          31929           30045          38006
 6/30/98         30018          33494           32724          40685

                          Average Annual Total Return
-------------------------------------------------------------------------------
                                                                      Since
                                                                    Inception
                             1 Year       5 Year       10 Year      (7/23/87)
-------------------------------------------------------------------------------
Investor A Shares*           15.36%        9.29%        13.56%       10.56%

*Reflects 4.50% sales charge.


                            Stock Appreciation Fund

Value of a $10,000 Investment

               Investor B      Russell                       Lipper
                 Shares**    2000 Index       S&P 600       Small Cap
 7/23/87         10000          10000           10000          10000
12/31/87          7886           7391            7184           7744
12/31/88          7718           9231            8587           9253
12/31/89          8977          10730            9780          11483
12/31/90          9442           8637            7463          10231
12/31/91         16710          12615           11082          15602
12/31/92         17682          14939           13414          17598
12/31/93         19525          17776           15934          20741
12/31/94         17487          17439           15173          20734
12/31/95         22436          22399           19720          27816
12/31/96         24465          26092           23924          32198
12/31/97         28835          31929           30045          38006
 6/30/98         30868          33494           32724          40685

                          Average Annual Total Return
-------------------------------------------------------------------------------
                                                                      Since
                                                                    Inception
                             1 Year       5 Year       10 Year      (7/23/87)
-------------------------------------------------------------------------------
Investor B Shares**          16.19%        9.62%        13.88%       10.84%

**Reflects applicable contingent deferred sales charge.






It is our intention to formally change benchmarks from just the Russell 2000 to the Russell 2000, the S&P 600 and the Lipper Small Cap Fund Average as of 12/31/98. We believe the combination of these indices allow the shareholder more appropriate benchmarks to compare to the Stock Appreciation Fund.

Past performance is not predictive of future results. Investment return and principal value of the Riverfront variable net asset funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance of Investor B shares for periods prior to the initial offering, October 1995, presents performance for Investor A shares and is restated to reflect applicable contingent deferred sales charges. Investor B Shares are subject to distribution and service fees, which would have reduced performance. The return includes the performance history of the MIM Stock Appreciation Fund and excludes that of the MIM Stock Growth Fund prior to acquisition. The maximum Contingent Deferred Sales Charge for the Investor B Shares is 4.00%. The returns set forth reflect the waiver of certain advisory or administrative fees. Without the waiver of fees, total return may have been lower.

The Russell 2000 is an unmanaged index considered to be representative of the small- to mid-sized stock market. The S&P 600 is an unmanaged index representative of the top 600 large capitalization companies in the United States. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of The Riverfront Stock Appreciation Fund reflects the deduction of fees for these value-added services. The Lipper Small Cap Fund Average is representative of all the funds in the Lipper category of small cap.

-------------------------------------------------------------------------------
Performance Reviews, continued                       The Riverfront Funds, Inc.

-------------------------------------------------------------------------------
                  THE RIVERFRONT U.S. GOVERNMENT INCOME FUND

Bond prices rose and interest rates fell in the second quarter as international worries drove foreign investors, seeking safety, into the domestic market. The yield on a three year Treasury dropped from 5.59% to 5.49% (March 31 and June 30, respectively). The interest rate on the thirty-year bond has hit record low levels below 5.75%. We believe rates can fall further if the economy in general, and consumer spending in particular, slows down in the second half of the year. A slow down in the economic growth could alleviate investors concern about inflation, and allow for further appreciation of bond prices.

The Fund provided a competitive market return of 3.06%, Investor A Shares*, year to date through June 30, 1998 versus 2.47% for the Lehman Intermediate Government Corporate Index.
-------
The Fund's composition subject to change.

*The return, with maximum sales charge of 4.50%, was -1.61% for the period.

                          U.S. Government Income Fund

Value of a $10,000 Investment

                                                           Lehman
                                                          Brothers
                                        Lehman          Intermediate        Lipper            Lehman
                                       Brothers          Government/      Intermediate       Brothers           Lipper
               Investor A Shares      Government/         Corporate       Government       Intermediate      Intermediate
                  (No Load)         Mortgage Index       Bond Index         Average        Govt Index       U.S. Govt Index
 10/1/92           10000               10000              10000             10000             10000              10000
12/31/92            9869               10028               9964             10090              9966               9964
12/31/93           10587               10958              10840             10966             10782              10829
12/31/94           10106               10656              10631             10560             10594              10427
12/31/95           11644               12554              12261             12204             12122              12051
12/31/96           11937               13226              12758             12559             12613              12415
12/31/97           12765               14488              13743             13574             13587              13474
 6/30/98           13156               14930              14219             14040             14047              13958



                          Average Annual Total Return
-------------------------------------------------------------------------------
                                                                   Since
                                                                 Inception
                                    1 Year         5 Year        (10/1/92)
-------------------------------------------------------------------------------
Investor A Shares (No Load)          7.48%          4.79%          4.90%

-------------------------------------------------------------------------------
Performance Reviews, continued                       The Riverfront Funds, Inc.

-------------------------------------------------------------------------------
                          U.S. Government Income Fund

Value of a $10,000 Investment

                                                     Lehman
                                                     Brothers
                                   Lehman          Intermediate       Lipper         Lehman
                                  Brothers          Government/     Intermediate    Brothers        Lipper
               Investor A        Government/        Corporate        Government    Intermediate   Intermediate
                Shares*        Mortgage Index       Bond Index        Average        Govt.         U.S. Govt
 10/1/92         9551             10000              10000            10000          10000          10000
12/31/92         9426             10028               9964            10090           9966           9964
12/31/93        10122             10958              10840            10966          10782          10829
12/31/94         9653             10656              10631            10560          10594          10427
12/31/95        11121             12554              12261            12204          12122          12051
12/31/96        11401             13226              12758            12559          12613          12415
12/31/97        12192             14488              13743            13574          13587          13474
 6/30/98        12565             14930              14219            14040          14047          13958


                  Average Annual Total Return
----------------------------------------------------------------
                                                    Since
                                                  Inception
                          1 Year      5 Year       (10/1/92)
----------------------------------------------------------------
Investor A Shares*         2.66%      3.84%          4.06%

*Reflects 4.50% sales charge.


                          U.S. Government Income Fund

Value of a $10,000 Investment

                                                      Lehman
                                                     Brothers                        Lehman
                                   Lehman          Intermediate       Lipper        Brothers          Lipper
                                  Brothers          Government/     Intermediate   Intermediate    Intermediate
               Investor B        Government/        Corporate        Government     Government    U.S. Government
                Shares**        Mortgage Index      Bond Index        Average         Index            Index

 10/1/92        10000               10000              10000            10000          10000          10000
12/31/92         9869               10028               9964            10090           9966           9964
12/31/93        10060               10958              10840            10966          10782          10829
12/31/94        10106               10656              10631            10560          10594          10427
12/31/95        11152               12554              12261            12204          12122          12051
12/31/96        11171               13226              12758            12559          12613          12415
12/31/97        12425               14488              13743            13574          13587          13474
 6/30/98        12645               14930              14219            14040          14047          13958



                  Average Annual Total Return
----------------------------------------------------------------
                                                    Since
                                                  Inception
                          1 Year      5 Year       (10/1/92)
----------------------------------------------------------------
Investor B Shares**       2.58%       3.79%         4.18%

**Reflects applicable contingent deferred sales charge.

It is our intention to formally change benchmarks from the Lehman Brothers Government/Mortgage Index, the Lipper Government Corporate Bond Index and the Lipper Intermediate Government Average to the Lipper Intermediate U.S. Government Index and the Lehman Brothers U.S. Government Index as of 12/31/98. We believe these indices is a more appropriate benchmark because they more closely mirror the investment style and average duration of the U.S. Government Income Fund.

Past performance is not predictive of future results. Investment return and principal value of the Riverfront variable net asset funds will fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance of Investor B shares for periods prior to the initial offering, January 1995, presents performance for Investor A shares and is restated to reflect applicable contingent deferred sales charges. Investor B Shares are subject to distribution and service fees, which would have reduced performance. The maximum Contingent Deferred Sales Charge for the Investor B Shares is 4.00%. The returns set forth reflect the waiver of certain advisory or administrative fees. Without the waiver of fees, total return may have been lower.

The Fund's performance has been measured indices considered to be representative of mortgage-backed government bonds and intermediate-term bonds, the Lehman Brothers Government/Mortgage Bond Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, respectively. The Fund is also measured against the Lipper Intermediate U.S. Government Index and the Lehman Brothers Intermediate U.S. Government Index both representative of the intermediate term bond market. These indices do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of these value-added services.

-------------------------------------------------------------------------------
Performance Reviews, continued                       The Riverfront Funds, Inc.

-------------------------------------------------------------------------------
          THE RIVERFRONT U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

The six months ended June 30, 1998, were relatively tranquil for money market investors. The economy expanded at a robust rate but inflation continued to be subdued leaving money market rates relatively unchanged. The economy grew at an estimated 3.5% in the first half of the year, higher than the Federal Reserve Board is comfortable with, but as an offset, inflation remained low at around 2% as measured by the CPI. An additional concern for the Federal Reserve Board is the continuing demise of the Asian and Russian economies creating a flight to the dollar and thus the short-term treasuries. Over the course of the first six months, these concerns kept rates in a narrow trading range.

With an extremely flat yield curve maturities were lengthened slightly to enhance yield going from 34 days at year-end to 45 at the end of June. The portfolio was widely diversified, and a laddered maturity structure was maintained throughout the period to reduce exposure to any sudden shifts in interest rates, inflation or investor sentiment. As a result, the Fund performed in line with other funds of this type throughtout the period.

Given the Fund's overriding objective, preservation of capital, we expect to maintain our laddered approach to the markets in the months ahead, in an effort to reduce exposure to sudden shifts in interest rates. We do not expect to make any significant changes in allocation.
-------
The Fund's composition subject to change.

                 U.S. Government Securities Money Market Fund

Value of a $10,000 Investment


                                                     U.S. Government
                                                    Securities Money
                          U.S. 30-Day T-bill           Market Fund

             10/1/92             10000                     10000
            12/31/92             10052                     10081
            12/31/93             10343                     10374
            12/31/94             10747                     10766
            12/31/95             11348                     11361
            12/31/96             11939                     11916
            12/31/97             12566                     12514
             6/30/98             12878                     12820


                         Average Annual Total Return
--------------------------------------------------------------------------------
                                                         Since
                                                       Inception
                                1 Year      5 Year     (10/8/92)
U.S. Government Securities
Money Market Fund                5.05%       4.62%       4.42%


Although The Riverfront U.S. Government Securities Money Market Fund seeks to maintain a stable net asset value of $1.00, there is no assurance that it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The returns set forth reflect the waiver of certain advisory or administrative fees. Without the waiver of fees, total returns would have been lower. The 7-day yield for the Fund as of 6/30/98 was 4.96%.

The U.S. Treasury Bill Index is considered to be representative of the T-bill market. The index is unmanaged and does not reflect the deduction of expenses associated with a mutual fund, such as investment-management and fund-accounting fees. The performance of The Riverfront U.S. Government Securities Money Market Fund reflects the deduction of fees for these value-added services.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

                                  U.S. GOVERNMENT  U.S. GOVERNMENT    INCOME
                                  SECURITIES MONEY     INCOME         EQUITY
                                    MARKET FUND         FUND           FUND
                                  ---------------- --------------- ------------
ASSETS:
Investments, at value (Cost
$117,471,203; $46,194,828; and
$104,811,106, respectively)......   $117,471,203     $46,732,283   $104,165,056
Repurchase agreements (Cost
$39,792,000; $0; and $0,
respectively)....................     39,792,000             --             --
                                    ------------     -----------   ------------
TOTAL INVESTMENTS................    157,263,203      46,732,283    104,165,056
Cash.............................             51             --             --
Interest and dividends
receivable.......................        266,210         641,081        233,668
Receivable for capital shares
issued...........................            --              811        134,358
Receivable for investments sold..            --              --         871,352
Prepaid expenses and other
assets...........................          9,681           4,924         14,171
                                    ------------     -----------   ------------
TOTAL ASSETS.....................    157,539,145      47,379,099    105,418,605
                                    ------------     -----------   ------------
LIABILITIES:
Dividends payable................        662,487         206,024        115,955
Capital gains distribution
payable..........................            --              --       1,185,476
Payable for capital shares
redeemed.........................            --              --          31,457
Payable for investments
purchased........................      1,000,000             --          63,677
Accrued expenses and other
payables:
 Investment advisory fees........         19,805          15,576         83,348
 Administration fees.............          4,279           1,297          2,866
 Custodian and accounting fees...          6,582           6,853         13,856
 12b-1 fees (Investor A).........         13,203           7,292         14,294
 12b-1 fees (Investor B).........            --            1,062         16,385
 Transfer agent fees.............          1,456           4,029          4,622
 Audit and legal fees............         49,886          15,499         31,455
 Other...........................          9,312           6,825            165
                                    ------------     -----------   ------------
TOTAL LIABILITIES................      1,767,010         264,457      1,563,556
                                    ------------     -----------   ------------
NET ASSETS:
Capital..........................    155,775,888      47,361,500     94,684,973
Accumulated undistributed net
investment income................            --                2            528
Net unrealized
appreciation/depreciation on
investments......................            --          537,455       (646,050)
Accumulated undistributed net
realized gains (losses) on
investment transactions..........         (3,753)       (784,315)     9,815,598
                                    ------------     -----------   ------------
 NET ASSETS......................   $155,772,135     $47,114,642   $103,855,049
                                    ============     ===========   ============
Net Assets
 Investor A Shares...............   $155,772,135     $45,831,005   $ 84,401,580
 Investor B Shares...............            N/A       1,283,637     19,453,469
                                    ------------     -----------   ------------
   Total.........................   $155,772,135     $47,114,642   $103,855,049
                                    ============     ===========   ============
Shares of capital stock
 Investor A Shares...............    155,772,135       4,809,781      6,974,638
 Investor B Shares...............            N/A         119,280      1,568,909
                                    ------------     -----------   ------------
   Total.........................    155,772,135       4,929,061      8,543,547
                                    ============     ===========   ============
Net asset value
 Investor A Shares--redemption
 price per share.................   $       1.00     $      9.53   $      12.10
 Investor B Shares--offering
 price per share*................            N/A           10.76          12.40
                                    ============     ===========   ============
Maximum Sales Charge (Investor
A)...............................            N/A            4.50%          4.50%
                                    ============     ===========   ============
Maximum Offering Price per share
 (100%/(100%- Maximum Sales
 Charge) of net asset
 value adjusted to nearest cent)
 (Investor A) (a)................   $       1.00     $      9.98   $      12.67
                                    ============     ===========   ============

-------
(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.
 * Redemption price of Investor B shares varies based on length of time shares are held.
NA Not applicable

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

                                                          STOCK         LARGE
                                           BALANCED    APPRECIATION    COMPANY
                                             FUND          FUND      SELECT FUND
                                          -----------  ------------  -----------
ASSETS:
Investments, at value (Cost $19,161,077;
$19,644,619; and $28,598,922,
respectively)............................ $22,592,517  $24,464,735   $47,111,075
Interest and dividends receivable........     155,528        7,910        46,545
Receivable for capital shares issued.....      45,480       99,898       136,335
Receivable for investments sold..........         --       380,822           --
Unamortized organization costs...........         --           --          4,111
Prepaid expenses and other assets........       4,222        4,098         6,515
                                          -----------  -----------   -----------
TOTAL ASSETS.............................  22,797,747   24,957,463    47,304,581
                                          -----------  -----------   -----------
LIABILITIES:
Dividends payable........................      30,354          --            --
Capital gains distribution payable.......     127,214    2,974,895        10,823
Payable for capital shares redeemed......      11,522        3,265           503
Payable for investments purchased........      44,373          --        311,490
Accrued expenses and other payables:
 Investment advisory fees................      14,645       15,819        29,201
 Administration fees.....................         621          672         1,281
 Custodian and accounting fees...........       3,654        3,883         6,485
 12b-1 fees (Investor A).................       1,457        4,806         7,125
 12b-1 fees (Investor B).................      10,002        1,242         4,191
 Transfer agent fees.....................       5,225        9,797         2,794
 Audit and legal fees....................       8,753        7,877        10,934
 Other...................................         786       11,519            78
                                          -----------  -----------   -----------
TOTAL LIABILITIES........................     258,606    3,033,775       384,905
                                          -----------  -----------   -----------
NET ASSETS:
Capital..................................  17,170,391   16,066,652    24,169,454
Accumulated undistributed net investment
income (loss)............................       3,949     (105,757)      (74,636)
Net unrealized appreciation/depreciation
on investments...........................   3,431,440    4,820,116    18,512,153
Accumulated undistributed net realized
gains on investment transactions.........   1,933,361    1,142,677     4,312,705
                                          -----------  -----------   -----------
 NET ASSETS.............................. $22,539,141  $21,923,688   $46,919,676
                                          ===========  ===========   ===========
Net Assets
 Investor A Shares....................... $10,199,689  $20,437,296   $41,472,357
 Investor B Shares.......................  12,339,452    1,486,392     5,447,319
                                          -----------  -----------   -----------
   Total................................. $22,539,141  $21,923,688   $46,919,676
                                          ===========  ===========   ===========
Shares of capital stock
 Investor A Shares.......................     745,474    2,357,230     3,098,555
 Investor B Shares.......................     872,536      165,610       410,819
                                          -----------  -----------   -----------
   Total.................................   1,618,010    2,522,840     3,509,374
                                          ===========  ===========   ===========
Net asset value
 Investor A Shares--redemption price per
 share................................... $     13.68  $      8.67   $     13.38
 Investor B Shares--offering price per
 share*..................................       14.14         8.98         13.26
                                          ===========  ===========   ===========
Maximum Sales Charge (Investor A)........        4.50%        4.50%         4.50%
                                          ===========  ===========   ===========
Maximum Offering Price per share
 (100%/(100%- Maximum Sales Charge) of
 net asset value adjusted to nearest
 cent) (Investor A)...................... $     14.32  $      9.08   $     14.01
                                          ===========  ===========   ===========

-------
*Redemption price of Investor B shares varies based on length of time shares are held.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                For the Six Months Ended June 30, 1998
(Unaudited)

                                     U.S. GOVERNMENT  U.S. GOVERNMENT   INCOME
                                     SECURITIES MONEY     INCOME        EQUITY
                                       MARKET FUND         FUND          FUND
                                     ---------------- --------------- ----------
INVESTMENT INCOME:
Interest income....................     $4,114,204      $1,444,715    $   36,837
Dividend income....................            --           39,662     1,327,668
                                        ----------      ----------    ----------
TOTAL INCOME.......................      4,114,204       1,484,377     1,364,505
                                        ----------      ----------    ----------
EXPENSES:
Investment advisory fees...........        110,833          97,286       509,287
Administration fees................        147,778          48,643       107,219
12b-1 fees (Investor A)............        184,719          59,197       109,815
12b-1 fees (Investor B)............                          6,424        96,831
Custodian and accounting fees......         37,705          28,926        82,585
Audit and legal fees...............         42,959          14,466        32,540
Directors' fees and expenses.......          8,147           2,725         5,997
Transfer agent fees................         22,042          22,174        45,002
Registration and filing fees.......          2,840           1,783         3,583
Printing costs.....................         41,977          12,096        34,198
Other..............................          5,331           1,903         3,028
                                        ----------      ----------    ----------
GROSS EXPENSES.....................        604,331         295,623     1,030,085
  Less: Fee waivers................       (110,832)        (14,207)      (13,463)
                                        ----------      ----------    ----------
    Net Expenses...................        493,499         281,416     1,016,622
                                        ----------      ----------    ----------
Net Investment Income..............      3,620,705       1,202,961       347,883
                                        ----------      ----------    ----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS
Net realized gains (losses) from
investment transactions............            --          284,301    10,149,818
Net change in unrealized
appreciation/depreciation from
investments........................            --          (51,244)   (5,382,846)
                                        ----------      ----------    ----------
Net realized/unrealized gains
(losses) from investments..........            --          233,057     4,766,972
                                        ----------      ----------    ----------
Change in net assets resulting from
operations.........................     $3,620,705      $1,436,018    $5,114,855
                                        ==========      ==========    ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                For the Six Months Ended June 30, 1998
(Unaudited)

                                                            STOCK        LARGE
                                              BALANCED   APPRECIATION   COMPANY
                                                FUND         FUND     SELECT FUND
                                             ----------  ------------ -----------
INVESTMENT INCOME:
Interest income............................  $  231,960   $   20,127  $    2,225
Dividend income............................     123,193      131,491     275,275
                                             ----------   ----------  ----------
TOTAL INCOME...............................     355,153      151,618     277,500
                                             ----------   ----------  ----------
EXPENSES:
Investment advisory fees...................      97,807      101,183     161,987
Administration fees........................      21,735       25,296      40,497
12b-1 fees (Investor A)....................      12,280       29,832      45,832
12b-1 fees (Investor B)....................      59,558        7,149      19,156
Custodian and accounting fees..............      18,340       20,826      31,618
Audit and legal fees.......................       4,922        7,497      11,972
Organization costs.........................         --           146         833
Directors' fees and expenses...............       1,136        1,341       2,055
Transfer agent fees........................      23,203       52,161      22,946
Registration and filing fees...............         964        1,128       2,032
Printing costs.............................       8,190        7,647      11,729
Other......................................         809          975       1,479
                                             ----------   ----------  ----------
GROSS EXPENSES.............................     248,944      255,181     352,136
  Less: Fee waivers........................     (13,890)         --          --
                                             ----------   ----------  ----------
    Net Expenses...........................     235,054      255,181     352,136
                                             ----------   ----------  ----------
Net Investment Income (Loss)...............     120,099     (103,563)    (74,636)
                                             ----------   ----------  ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS
Net realized gains (losses) from investment
transactions...............................   1,933,362    1,144,439   4,312,705
Net change in unrealized
appreciation/depreciation from investments.     506,958      781,767   2,505,192
                                             ----------   ----------  ----------
Net realized/unrealized gains (losses) from
investments................................   2,440,320    1,926,206   6,817,897
                                             ----------   ----------  ----------
Change in net assets resulting from
operations.................................  $2,560,419   $1,822,643  $6,743,261
                                             ==========   ==========  ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                   U.S. GOVERNMENT
                               SECURITIES MONEY MARKET      U.S. GOVERNMENT INCOME
                                        FUND                         FUND                 INCOME EQUITY FUND
                             ----------------------------  --------------------------  --------------------------
                                                            SIX MONTHS                  SIX MONTHS
                              SIX MONTHS     YEAR ENDED       ENDED       YEAR ENDED      ENDED       YEAR ENDED
                                 ENDED      DECEMBER 31,     JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                             JUNE 30, 1998      1997           1998          1997          1998          1997
                             -------------  -------------  ------------  ------------  ------------  ------------
                              (UNAUDITED)                  (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income....   $   3,620,705  $   7,931,905  $  1,202,961  $ 2,698,288   $    347,883  $  1,039,879
 Net realized gains
  (losses) from investment
  transactions............             --          (1,463)      284,301      781,702     10,149,818    21,576,605
 Net change in unrealized
  appreciation/depreciation
  from investments........             --             --        (51,244)     (56,510)    (5,382,846)      752,438
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets
resulting from operations.       3,620,705      7,930,442     1,436,018    3,423,480      5,114,855    23,368,922
                             -------------  -------------  ------------  -----------   ------------  ------------
DISTRIBUTIONS TO INVESTOR
A SHAREHOLDERS:
  From net investment
   income.................      (3,620,705)    (7,931,905)   (1,179,850)  (2,663,877)      (335,755)     (981,986)
  In excess of net
   investment income......             --             --            --      (412,137)           --            --
  From net realized gains
   from investments.......             --             --            --           --        (967,780)  (19,246,795)
DISTRIBUTIONS TO INVESTOR
B SHAREHOLDERS:
  From net investment
   income.................             --             --        (23,109)     (64,440)       (12,134)      (57,359)
  In excess of net
   investment income......             --             --            --       (11,526)           --            --
  From net realized gains
   from investments.......             --             --            --           --        (217,697)   (3,879,842)
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets from
shareholder distributions.      (3,620,705)    (7,931,905)   (1,202,959)  (3,151,980)    (1,533,366)  (24,165,982)
                             -------------  -------------  ------------  -----------   ------------  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued.................     152,232,732    374,303,813     1,047,768    4,236,017      6,594,194    15,853,924
  Proceeds from shares
   issued in connection
   with common trust fund
   acquisition............             --             --            --    16,606,766            --            --
  Dividends reinvested....         986,136      2,327,411       131,122      506,586        227,290    23,523,261
  Cost of shares redeemed.    (140,015,490)  (415,078,263)   (4,623,735)  (6,285,274)    (7,951,714)  (18,176,359)
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets from
capital transactions......      13,203,378    (38,447,039)   (3,444,845)  15,064,095     (1,130,230)   21,200,826
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in net assets......      13,203,378    (38,448,502)   (3,211,786)  15,335,595      2,451,259    20,403,766
NET ASSETS:
  Beginning of period.....     142,568,757    181,017,259    50,326,428   34,990,833    101,403,790    81,000,024
                             -------------  -------------  ------------  -----------   ------------  ------------
  End of period...........   $ 155,772,135  $ 142,568,757  $ 47,114,642  $50,326,428   $103,855,049  $101,403,790
                             =============  =============  ============  ===========   ============  ============
SHARE TRANSACTIONS:
  Issued..................     152,232,732    374,303,813       108,699      448,161        519,548     1,186,068
  Issued in connection
   with common trust fund
   acquisition............             --             --            --     1,761,057            --            --
  Reinvested..............         986,136      2,327,411        13,622       53,203         17,857     1,989,492
  Redeemed................    (140,015,490)  (415,078,263)     (484,527)    (664,598)      (635,208)   (1,316,119)
                             -------------  -------------  ------------  -----------   ------------  ------------
Change in shares..........      13,203,378    (38,447,039)     (362,206)   1,597,823        (97,803)    1,859,441
                             =============  =============  ============  ===========   ============  ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                  BALANCED FUND         STOCK APPRECIATION FUND    LARGE COMPANY SELECT FUND
                             -------------------------  -------------------------  ---------------------------
                             SIX MONTHS                 SIX MONTHS                  SIX MONTHS      FOR THE
                                ENDED      YEAR ENDED      ENDED      YEAR ENDED      ENDED      PERIOD ENDED
                              JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,    JUNE 30,    DECEMBER 31,
                                1998          1997         1998          1997          1998          1997*
                             -----------  ------------  -----------  ------------  ------------  -------------
                             (UNAUDITED)                (UNAUDITED)                (UNAUDITED)
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
 (loss)...................   $   120,099  $   277,959   $  (103,563) $   (123,137) $    (74,636) $     (7,932)
 Net realized gains
 (losses) from investment
 transactions.............     1,933,362    1,983,851     1,144,439     5,867,571     4,312,705     4,033,588
 Net change in unrealized
  appreciation/depreciation
  from investments........       506,958      870,883       781,767    (1,404,729)    2,505,192     3,414,575
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets
resulting from operations.     2,560,419    3,132,693     1,822,643     4,339,705     6,743,261     7,440,231
                             -----------  -----------   -----------  ------------  ------------  ------------
DISTRIBUTIONS TO INVESTOR
A SHAREHOLDERS:
 From net investment
 income...................       (77,604)    (180,288)          --            --            --            --
 From net realized gains
 from investments.........       (58,612)    (786,461)   (2,779,610)   (4,562,955)       (9,556)   (3,675,987)
 Tax return of capital....           --           --            --            --            --        (76,753)
DISTRIBUTIONS TO INVESTOR
B SHAREHOLDERS:
 From net investment
 income...................       (42,525)     (99,558)          --            --            --            --
 From net realized gains
 from investments.........       (68,602)    (913,202)     (195,285)     (216,879)       (1,267)     (270,025)
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets from
shareholder distributions.      (247,343)  (1,979,509)   (2,974,895)   (4,779,834)      (10,823)   (4,022,765)
                             -----------  -----------   -----------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares
 issued...................     1,309,272    2,623,393     1,189,983     3,536,148     6,104,572     4,882,547
 Proceeds from shares
  issued in connection
  with common trust fund
  acquisition.............           --           --            --            --            --     27,813,338
 Dividends reinvested.....        87,832    1,948,716           119     4,580,891         2,216     3,939,671
 Cost of shares redeemed..    (2,216,887)  (5,473,923)   (3,691,741)  (14,013,668)   (1,997,139)   (3,975,433)
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets from
capital transactions......      (819,783)    (901,814)   (2,501,639)   (5,896,629)    4,109,649    32,660,123
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in net assets......     1,493,293      251,370    (3,653,891)   (6,336,758)   10,842,087    36,077,589
NET ASSETS:
 Beginning of period......    21,045,848   20,794,478    25,577,579    31,914,337    36,077,589           --
                             -----------  -----------   -----------  ------------  ------------  ------------
 End of period............   $22,539,141  $21,045,848   $21,923,688  $ 25,577,579  $ 46,919,676  $ 36,077,589
                             ===========  ===========   ===========  ============  ============  ============
SHARE TRANSACTIONS:
 Issued...................        97,777      207,417       120,443       359,468       486,244       403,509
 Issued in connection with
  common trust fund
  acquisition.............           --           --            --            --            --      2,781,335
 Reinvested...............         6,644      156,705            13       490,460           200       353,440
 Redeemed.................      (166,823)    (437,775)     (381,968)   (1,448,614)     (159,759)     (355,595)
                             -----------  -----------   -----------  ------------  ------------  ------------
Change in shares..........       (62,402)     (73,653)     (261,512)     (598,686)      326,685     3,182,689
                             ===========  ===========   ===========  ============  ============  ============

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Securities Money Market Fund
(Unaudited)

 PRINCIPAL                         SECURITY                          AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------- ------------------------------------------------------   ----------
 COMMERCIAL PAPER (32.0%)
 Automotive (1.9%)
 $1,500,000 Ford Motor Co., Discount Note, 7/16/98................   $1,496,557
  1,500,000 Ford Motor Co., Discount Note, 8/25/98................    1,487,510
                                                                     ----------
                                                                      2,984,067
                                                                     ----------
 Banks (4.1%)
  2,400,000 Banc One Corp., Discount Note, 7/10/98................    2,396,628
  4,000,000 Banc One Corp., Discount Note, 8/21/98................    3,968,720
                                                                     ----------
                                                                      6,365,348
                                                                     ----------
 Brokerage Services (3.1%)
  2,000,000 Merrill Lynch & Co., Inc., Discount Note, 10/20/98....    1,966,084
  1,500,000 Merrill Lynch & Co., Inc., Discount Note, 11/20/98....    1,467,340
  1,500,000 Merrill Lynch & Co., Inc., Discount Note, 11/30/98....    1,465,293
                                                                     ----------
                                                                      4,898,717
                                                                     ----------
 Chemicals-General (3.0%)
  1,750,000 Monsanto Co., Discount Note, 7/17/98..................    1,745,854
  3,000,000 Sherman-Williams Co., Discount Note, 7/10/98..........    2,995,883
                                                                     ----------
                                                                      4,741,737
                                                                     ----------
 Entertainment (2.2%)
  1,500,000 The Walt Disney Co., Discount Note, 7/15/98...........    1,496,850
  2,000,000 The Walt Disney Co., Discount Note, 8/10/98...........    1,988,067
                                                                     ----------
                                                                      3,484,917
                                                                     ----------
 Financial Services (7.4%)
  3,000,000 General Electric Capital Corp., Discount Note, 7/6/98.    2,997,691
  2,000,000 General Electric Capital Corp., Discount Note,
             8/20/98..............................................    1,984,722
  3,000,000 General Electric Capital Corp., Discount Note,
             10/20/98.............................................    2,949,958
  2,000,000 IBM Credit Corp., Discount Note, 7/21/98..............    1,993,911
  1,500,000 IBM Credit Corp., Discount Note, 7/23/98..............    1,494,867
                                                                     ----------
                                                                     11,421,149
                                                                     ----------
 Food Distributors, Supermarkets & Wholesalers (2.6%)
  2,000,000 Winn Dixie Stores, Inc., Discount Note, 7/28/98.......    1,991,750

 PRINCIPAL                         SECURITY                           AMORTIZED
   AMOUNT                         DESCRIPTION                           COST
 ---------- ------------------------------------------------------   -----------
 COMMERCIAL PAPER, CONTINUED:
 Food Distributors, Supermarkets & Wholesalers, continued
 $2,000,000 Winn Dixie Stores, Inc., Discount Note, 8/11/98.......   $ 1,987,358
                                                                     -----------
                                                                       3,979,108
                                                                     -----------
 Manufacturing-Consumer Goods (6.4%)
  3,000,000 Eaton Corp., Discount Note, 7/8/98....................     2,996,820
  1,500,000 Eaton Corp., Discount Note, 7/10/98...................     1,497,938
  1,500,000 Eaton Corp., Discount Note, 7/31/98...................     1,493,163
  2,000,000 Eaton Corp., Discount Note, 11/17/98..................     1,957,759
  2,000,000 Gillette Co., Discount Note, 8/24/98..................     1,983,590
                                                                     -----------
                                                                       9,929,270
                                                                     -----------
 Pharmaceuticals (1.3%)
  2,000,000 Glaxo Wellcome PLC, Discount Note, 7/16/98............     1,995,450
                                                                     -----------
 Total Commercial Paper (Cost $49,799,763)                            49,799,763
                                                                     -----------
 U.S. GOVERNMENT AGENCIES (43.4%)
 Federal Farm Credit Bank (3.9%)
  2,000,000 5.51%, 8/3/98.........................................     2,000,000
  1,000,000 5.53%, 10/1/98........................................     1,000,000
  3,000,000 5.50%, 4/1/99, MTN....................................     2,998,040
                                                                     -----------
                                                                       5,998,040
                                                                     -----------
 Federal Home Loan Bank (5.7%)
  2,000,000 5.72%, 7/7/98.........................................     2,000,040
  2,000,000 5.45%, 7/30/98........................................     2,000,000
  3,000,000 Discount Note, 10/21/98...............................     2,950,347
  2,000,000 Discount Note, 10/30/98...............................     1,964,036
                                                                     -----------
                                                                       8,914,423
                                                                     -----------
 Federal Maritime Commission (18.5%)
  5,000,000 Discount Note, 7/1/98.................................     4,999,999
  2,000,000 Discount Note, 7/8/98.................................     1,997,916
  2,000,000 Discount Note, 7/14/98................................     1,996,093
  4,000,000 Discount Note, 7/24/98................................     3,986,123
  2,000,000 Discount Note, 7/30/98................................     1,991,316
  2,000,000 Discount Note, 8/3/98.................................     1,990,118
  2,000,000 Discount Note, 8/5/98.................................     1,989,539
  2,000,000 Discount Note, 8/7/98.................................     1,988,921
  2,000,000 Discount Note, 8/13/98................................     1,987,124
  3,000,000 Discount Note, 8/27/98................................     2,974,255
  1,100,000 Discount Note, 9/18/98................................     1,087,134
  2,000,000 Discount Note, 12/2/98................................     1,954,228
                                                                     -----------
                                                                      28,942,766
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Securities Money Market Fund
(Unaudited)

 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                         DESCRIPTION                            COST
 --------- -------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Federal National Mortgage Assoc. (15.3%)
 3,000,000 Discount Note, 7/15/98.................................   $ 2,993,700
 2,000,000 Discount Note, 7/17/98.................................     1,995,200
 3,000,000 Discount Note, 8/7/98..................................     2,983,381
 3,000,000 5.63%, 8/14/98, MTN....................................     2,999,355
 1,500,000 Discount Note, 8/27/98.................................     1,487,175
 4,500,000 Discount Note, 9/24/98.................................     4,443,298
 3,000,000 Discount Note, 10/19/98................................     2,950,775
 2,000,000 Discount Note, 12/15/98................................     1,950,364
 2,000,000 6.61%, 3/24/99.........................................     2,012,963
                                                                     -----------
                                                                      23,816,211
                                                                     -----------
 Total U.S. Government Agencies (Cost $67,671,440)                    67,671,440
                                                                     -----------

  PRINCIPAL                       SECURITY                        AMORTIZED
   AMOUNT                       DESCRIPTION                          COST
 ----------- -------------------------------------------------   ------------
 REPURCHASE AGREEMENTS (25.6%)
 $14,792,000 Dean Witter, 6.00%, 7/1/98, (Collaterized by
              $14,553,040 various U.S. Treasury and U.S.
              Government Agency Securities, 0.00%-9.05%,
              7/6/98-2/15/25, market value--$15,087,937)......   $ 14,792,000
  25,000,000 Merrill Lynch, 6.00%, 7/1/98, (Collateralized by
              $60,406,350 various U.S. Government Agency
              Securities, 6.50%-10.50%, 12/1/04-7/1/28, market
              value--$25,500,531).............................     25,000,000
                                                                 ------------
 Total Repurchase Agreements (Cost $39,792,000)                    39,792,000
                                                                 ------------
 Total Investments (Cost $157,263,203) (a)--101.0%                157,263,203
 Liabilities in excess of other assets (1.0)%                      (1,491,068)
                                                                 ------------
 Total Net Assets--100.0%                                        $155,772,135
                                                                 ============

-------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Income Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS (25.6%)
 Banks (5.8%)
   600,000 Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @ 103.84, Guaranteed by Chase Manhattan
            Corp.................................................   $   644,250
   500,000 Mellon Capital I, 7.72%, 12/1/26, Callable 12/1/06 @
            103.86, Guaranteed by Mellon Bank Corp...............       536,875
 1,000,000 Midland Bank PLC (HSBC), 6.95%, 3/15/11...............     1,042,500
   487,570 PNC Mortgage Securities Corp., Series 1997-3, Class
            2A3, 7.50%, 5/25/27 CMO..............................       492,241
                                                                    -----------
                                                                      2,715,866
                                                                    -----------
 Financial Services (13.9%)
 1,000,000 American Express Master Trust, Series 1998-1, Class A,
            5.90%, 4/15/04, ABS..................................     1,004,520
   200,000 American Express Master Trust, Series 1994-1, Class A,
            7.15%, 8/15/99, ABS..................................       200,590
   200,000 Associates Corp., N.A., 5.25%, 3/30/00................       197,750
 1,000,000 Boatmen's Auto Trust, Series 1996-A, Class A3, 6.75%,
            1/15/03, ABS.........................................     1,022,790
 1,190,000 California Infrastructure SCE-1, Series 1997-1, Class
            A5, 6.28%, 9/25/05, ABS..............................     1,200,472
 1,000,000 Countrywide Home Loans, Inc., Series 1998-1, Class
            AF2, 6.27%, 4/25/28..................................       999,947
   998,652 Green Tree Home Improvement Loan, Series 1997-D, Class
            HEA4, 6.54%, 9/15/28.................................     1,006,721
   650,000 Security Pacific Acceptance Corp., Series 1995-1,
            Class A2, 6.70%, 4/10/20, ABS........................       658,008
   250,000 Toyota Motor Credit Corp., 7.13%, 9/26/06, Callable
            9/26/99 @ 100, MTN...................................       261,563
                                                                    -----------
                                                                      6,552,361
                                                                    -----------
 Food Processing & Packaging (1.1%)
   500,000 McCormick & Co., Inc., 8.95%, 7/1/01..................       540,000
                                                                    -----------
 Office Equipment & Supplies (Non-Computer Related) (3.2%)
 1,455,000 Pitney Bowes Credit Corp., 6.63%, 6/1/02..............     1,491,375
                                                                    -----------
 Oil & Gas Transmission (0.8%)
   356,000 Trans-Canada Pipelines Ltd., 6.77%, 4/30/01, MTN......       362,230
                                                                    -----------
 Steel (0.4%)
   200,000 Worthington Industries, Inc., 7.13%, 5/15/06..........       211,750
                                                                    -----------

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 CORPORATE BONDS, CONTINUED:
 Utilities-Electric & Gas (0.4%)
   200,000 Oklahoma Gas & Electric Co., 6.25%, 10/15/00..........   $   201,500
                                                                    -----------
 Total Corporate Bonds (Cost $11,862,667)                            12,075,082
                                                                    -----------
 U.S. GOVERNMENT AGENCIES (63.4%)
 Federal Farm Credit Bank (3.2%)
 1,500,000 5.90%, 2/5/08, MTN....................................     1,508,625
                                                                    -----------
 Federal Home Loan Bank (6.0%)
 2,000,000 5.63%, 3/19/01........................................     1,996,540
   690,000 9.50%, 2/25/04........................................       814,676
                                                                    -----------
                                                                      2,811,216
                                                                    -----------
 Federal Home Loan Mortgage Corp. (9.1%)
 1,047,893 6.00%, 12/1/99, Gold Pool #M80147.....................     1,046,415
   225,000 6.20%, 4/15/03........................................       229,538
 3,000,000 6.50%, 5/25/21, Series 13, Class PK, CMO..............     3,030,938
                                                                    -----------
                                                                      4,306,891
                                                                    -----------
 Federal National Mortgage Assoc. (35.5%)
 6,400,000 6.38%, 1/16/02........................................     6,542,720
 1,000,000 6.71%, 3/13/02, Callable 3/13/00 @ 100, MTN...........     1,017,150
   893,971 6.00%, 2/1/03, Pool #335463...........................       892,111
 1,500,000 5.75%, 4/15/03........................................     1,502,325
   996,043 6.00%, 5/1/03, Pool #347156...........................       993,852
   811,195 7.00%, 9/25/05, Series 1992-110, Class G, CMO.........       812,955
 1,000,000 7.55%, 3/27/07, Series 07-B, Callable 3/27/00 @ 100...     1,027,580
 1,000,000 6.50%, 12/25/07.......................................     1,013,110
   629,294 7.50%, 3/17/14, Series 1997-39, Class A, CMO..........       632,824
   286,487 7.00%, 9/25/19, Series 1991-155, Class PE, CMO........       287,123
 2,000,000 6.50%, 8/18/20, Series 1997-57, Class PM, CMO.........     2,006,860
                                                                    -----------
                                                                     16,728,610
                                                                    -----------
 Government National Mortgage Assoc. (1.1%)
   520,357 8.00%, 5/15/23, Pool #351752..........................       538,033
                                                                    -----------
 Private Export Funding Corp. (2.2%)
 1,000,000 6.24%, 5/15/02, Series VV, Guaranteed by Export-Import
            Bank of The United States............................     1,017,500
                                                                    -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
U.S. Government Income Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 U.S. GOVERNMENT AGENCIES, CONTINUED:
 Student Loan Marketing Assoc. (3.6%)
 1,000,000 6.05%, 9/14/00........................................   $ 1,007,450
   669,354 5.61%*, 10/25/04, Series 1996-3, Class A1, ABS........       668,752
                                                                    -----------
                                                                      1,676,202
                                                                    -----------
 Tennessee Valley Authority (2.7%)
 1,250,000 6.24%, 7/15/45, Series B, Callable 7/15/20 @ 100,
            Putable 7/15/01 @ 100................................     1,292,188
                                                                    -----------
 Total U.S. Government Agencies (Cost $29,672,070)                   29,879,265
                                                                    -----------
 U.S. TREASURY BONDS (3.4%)
 1,500,000 6.25%, 8/15/23........................................     1,606,290
                                                                    -----------
 Total U.S. Treasury Bonds (Cost $1,545,475)                          1,606,290
                                                                    -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 U.S. TREASURY NOTES (4.4%)
 1,000,000 5.50%, 5/31/03.........................................   $   999,300
   950,000 7.00%, 7/15/06.........................................     1,037,096
                                                                     -----------
 Total U.S. Treasury Notes (Cost $1,979,366)                           2,036,396
                                                                     -----------
 INVESTMENT COMPANIES (2.4%)
   225,048 Dreyfus Treasury Prime Fund............................       225,048
   910,202 Federated U.S. Treasury Services Fund..................       910,202
                                                                     -----------
 Total Investment Companies (Cost $1,135,250)                          1,135,250
                                                                     -----------
 Total Investments (Cost $46,194,828) (a)--99.2%                      46,732,283
 Other assets in excess of liabilities 0.8%                              382,359
                                                                     -----------
 Total Net Assets--100.0%                                            $47,114,642
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation...................................... $594,357
         Unrealized depreciation......................................  (56,902)
                                                                       --------
         Net unrealized appreciation.................................. $537,455
                                                                       ========

*Variable Rate. Rate presented represents rate in effect at June 30, 1998.

ABS--Asset Backed Security
CMO--Collateralized Mortgage Obligation
MTN--Medium Term Note

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Income Equity Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS (100.1%)
 Aerospace/Defense (1.8%)
   35,800  B.F. Goodrich Co......................................   $  1,776,575
    1,900  Boeing Co.............................................         84,669
                                                                    ------------
                                                                       1,861,244
                                                                    ------------
 Aluminum (0.9%)
   16,500  Reynolds Metals Co....................................        922,969
                                                                    ------------
 Automotive (0.2%)
    3,000  Ford Motor Co.........................................        177,000
                                                                    ------------
 Automotive Parts (3.0%)
   37,400  Genuine Parts Co......................................      1,292,638
   34,100  TRW, Inc..............................................      1,862,712
                                                                    ------------
                                                                       3,155,350
                                                                    ------------
 Banks (1.2%)
   23,100  Crestar Financial Corp................................      1,260,394
                                                                    ------------
 Beverages (1.2%)
    8,100  Brown-Forman Corp., Class B...........................        520,425
   17,600  Seagram Co. Ltd.......................................        720,500
                                                                    ------------
                                                                       1,240,925
                                                                    ------------
 Building Materials (1.8%)
   28,200  Armstrong World Industries, Inc.......................      1,899,975
                                                                    ------------
 Chemicals-General (2.9%)
    3,875  E.I. DuPont de Nemours & Co...........................        289,172
   51,500  Hercules, Inc.........................................      2,117,937
    5,025  Monsanto Co...........................................        280,772
    4,450  PPG Industries, Inc...................................        309,553
                                                                    ------------
                                                                       2,997,434
                                                                    ------------
 Chemicals-Specialty (3.2%)
   29,800  BetzDearborn, Inc.....................................      1,257,188
   23,200  Eastman Chemical Co...................................      1,444,200
   35,100  RPM, Inc..............................................        596,700
                                                                    ------------
                                                                       3,298,088
                                                                    ------------
 Computers & Peripherals (0.2%)
      750  Cisco Systems, Inc. (b)...............................         69,047
    3,215  Compaq Computer Corp..................................         91,226
                                                                    ------------
                                                                         160,273
                                                                    ------------
 Consumer Goods & Services (1.3%)
   31,275  Fortune Brands, Inc...................................      1,202,133
    1,600  Procter & Gamble Co...................................        145,700
                                                                    ------------
                                                                       1,347,833
                                                                    ------------
 Containers & Packaging (1.8%)
   38,800  Crown Cork & Seal Co., Inc............................      1,843,000
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Diversified (2.3%)
    1,800  General Electric Co...................................   $    163,800
   22,500  National Service Industries, Inc......................      1,144,687
   25,000  Tenneco, Inc..........................................        951,563
    2,050  Tyco International Ltd................................        129,150
                                                                    ------------
                                                                       2,389,200
                                                                    ------------
 Electrical Equipment (1.6%)
    2,200  Emerson Electric Co...................................        132,688
   37,300  Hubbell, Inc., Class B................................      1,552,612
                                                                    ------------
                                                                       1,685,300
                                                                    ------------
 Electronic & Electrical-General (6.4%)
   53,800  General Signal Corp...................................      1,936,800
   28,800  GPU, Inc..............................................      1,089,000
   48,000  Harris Corp...........................................      2,144,999
   31,500  Thomas & Betts Corp...................................      1,551,375
                                                                    ------------
                                                                       6,722,174
                                                                    ------------
 Financial Services (2.1%)
      786  Associates First Capital Corp.........................         60,424
   18,300  TransAmerica Corp.....................................      2,106,787
                                                                    ------------
                                                                       2,167,211
                                                                    ------------
 Food Distributors, Supermarkets & Wholesalers (4.9%)
   56,100  American Stores Co....................................      1,356,919
   44,900  Dean Foods Co.........................................      2,466,693
   47,000  Flowers Industries, Inc...............................        960,563
    5,000  Winn-Dixie Stores, Inc................................        255,938
                                                                    ------------
                                                                       5,040,113
                                                                    ------------
 Food Processing & Packaging (4.8%)
   60,800  ConAgra, Inc..........................................      1,926,600
   20,500  General Mills, Inc....................................      1,039,094
   35,300  H. J. Heinz Co........................................      1,981,212
                                                                    ------------
                                                                       4,946,906
                                                                    ------------
 Forest Products-Lumber & Paper (9.1%)
   52,400  Boise Cascade Corp....................................      1,716,099
   23,400  Consolidated Papers, Inc..............................        637,650
   26,600  Georgia-Pacific Timber Group..........................        611,800
   44,400  Kimberly-Clark Corp...................................      2,036,849
   16,700  Rayonier, Inc.........................................        768,200
   19,700  Temple-Inland, Inc....................................      1,061,338
   18,700  Union Camp Corp.......................................        927,988
   20,000  Westvaco Corp.........................................        565,000
   37,600  Willamette Industries, Inc............................      1,203,200
                                                                    ------------
                                                                       9,528,124
                                                                    ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Income Equity Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Heavy Machinery (0.1%)
    2,650  Deere & Co............................................   $    140,119
                                                                    ------------
 Industrial Goods & Services (0.9%)
   21,500  Harsco Corp...........................................        984,969
                                                                    ------------
 Insurance (0.8%)
   38,200  TIG Holdings, Inc.....................................        878,600
                                                                    ------------
 Leisure-Recreation, Gaming (1.0%)
   40,900  Brunswick Corp........................................      1,012,275
                                                                    ------------
 Manufacturing-Miscellaneous (2.8%)
   24,800  Olin Corp.............................................      1,033,850
   89,400  Pall Corp.............................................      1,832,700
                                                                    ------------
                                                                       2,866,550
                                                                    ------------
 Medical Supplies (3.9%)
   42,900  Bard (C.R.), Inc......................................      1,632,881
   42,000  Baxter International, Inc.............................      2,260,125
    1,750  Johnson & Johnson.....................................        129,063
                                                                    ------------
                                                                       4,022,069
                                                                    ------------
 Office Equipment & Supplies (1.1%)
   47,100  Wallace Computer Services, Inc........................      1,118,625
                                                                    ------------
 Office Equipment & Supplies (Non-Computer Related) (0.0%)
    1,075  Pitney-Bowes, Inc.....................................         51,734
                                                                    ------------
 Oil & Gas Exploration, Production & Services (9.5%)
    1,950  Enron Corp............................................        105,422
   37,800  Kerr-McGee Corp.......................................      2,187,674
   49,400  Mitchell Energy & Development, Class A................        988,000
   48,100  Mitchell Energy & Development, Class B................        974,025
   31,700  Murphy Oil Corp.......................................      2,167,487
   18,800  National Fuel Gas Co..................................        818,975
      625  Schlumberger, Ltd.....................................         42,695
   39,000  Sonat, Inc............................................      1,506,375
   35,900  Ultramar Diamond Shamrock Corp........................      1,133,094
                                                                    ------------
                                                                       9,923,747
                                                                    ------------
 Oil-Integrated Companies (5.6%)
   22,300  Atlantic Richfield Co.................................      1,742,187
    2,275  British Petroleum PLC, ADR............................        200,769
    2,350  Chevron Corp..........................................        195,197
    1,800  Exxon Corp............................................        128,363
   22,900  Mobil Corp............................................      1,754,712
    2,300  Royal Dutch Petroleum Co.--New York Shares............        126,069
   28,950  Texaco, Inc...........................................      1,727,953
                                                                    ------------
                                                                       5,875,250
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals (1.6%)
    1,200  Merck & Co., Inc......................................   $    160,500
   32,100  Pharmacia & Upjohn, Inc...............................      1,480,613
                                                                    ------------
                                                                       1,641,113
                                                                    ------------
 Precision Instruments & Related (1.4%)
   57,300  Flowserve Corp........................................      1,411,013
                                                                    ------------
 Publishing (0.2%)
    2,000  McGraw-Hill Cos., Inc.................................        163,125
                                                                    ------------
 Real Estate Investment Trusts (2.3%)
   16,700  Developers Diversified Realty Corp....................        654,431
    5,250  Duke Realty Investments, Inc..........................        124,359
   13,475  Equity Residential Properties Trust...................        639,220
   30,200  FelCor Suite Hotels, Inc..............................        947,526
                                                                    ------------
                                                                       2,365,536
                                                                    ------------
 Retail-Department Stores (0.9%)
    1,600  J.C. Penney Co........................................        115,700
   13,100  May Department Stores Co..............................        858,050
                                                                    ------------
                                                                         973,750
                                                                    ------------
 Rubber & Rubber Products (1.0%)
   47,900  Cooper Tire & Rubber Co...............................        987,938
                                                                    ------------
 Semiconductors (0.0%)
      600  Intel Corp............................................         44,475
                                                                    ------------
 Steel (1.8%)
   73,321  Allegheny Teledyne, Inc...............................      1,677,218
    4,500  Carpenter Technology Corp.............................        226,125
                                                                    ------------
                                                                       1,903,343
                                                                    ------------
 Tax Return Preparation (2.0%)
   48,700  H&R Block, Inc........................................      2,051,488
                                                                    ------------
 Textile Products (1.3%)
   38,500  Unifi, Inc............................................      1,318,625
                                                                    ------------
 Utilities-Electric (3.1%)
   24,600  CINergy Corp..........................................        861,000
   23,400  DPL, Inc..............................................        424,125
   34,700  PacifiCorp............................................        785,088
   44,500  Potomac Electric Power................................      1,115,281
                                                                    ------------
                                                                       3,185,494
                                                                    ------------
 Utilities-Electric & Gas (1.2%)
   46,000  OGE Energy Corp.......................................      1,242,000
                                                                    ------------
 Utilities-Natural Gas (2.5%)
   38,800  AGL Resources, Inc....................................        771,150
   18,500  NICOR, Inc............................................        742,313
   25,800  People's Energy Corp..................................        996,524

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Income Equity Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                         DESCRIPTION                        MARKET VALUE
 --------- ------------------------------------------------------   ------------
 COMMON STOCKS, CONTINUED:
 Utilities-Natural Gas, continued:
    3,225  Williams Companies, Inc...............................   $    108,844
                                                                    ------------
                                                                       2,618,831
                                                                    ------------
 Utilities-Telecommunications (4.4%)
   36,100  Alltel Corp...........................................      1,678,650
    7,775  Cincinnati Bell, Inc..................................        222,558
   33,200  Frontier Corp.........................................      1,045,800
   28,400  GTE Corp..............................................      1,579,750
                                                                    ------------
                                                                       4,526,758
                                                                    ------------
 Total Common Stocks (Cost $104,596,990)                             103,950,940
                                                                    ------------

 SHARES OR
 PRINCIPAL                        SECURITY
  AMOUNT                        DESCRIPTION                        MARKET VALUE
 --------- -----------------------------------------------------   ------------
 INVESTMENT COMPANIES (0.2%)
  195,072  Dreyfus Treasury Prime Fund..........................   $    195,072
   19,044  Federated U.S. Treasury Services Fund................         19,044
                                                                   ------------
 Total Investment Companies (Cost $214,116)                             214,116
                                                                   ------------
 Total Investments (Cost $104,811,106) (a)--100.3%                  104,165,056
 Liabilities in excess of other assets (0.3)%                          (310,007)
                                                                   ------------
 Total Net Assets--100.0%                                          $103,855,049
                                                                   ============

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................. $ 5,570,097
         Unrealized depreciation..................................  (6,216,147)
                                                                   -----------
         Net unrealized appreciation.............................. $  (646,050)
                                                                   ===========

(b) Represents non-income producing securities.

ADR--American Depository Receipt
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Balanced Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
 ---------                                                           -----------
 COMMON STOCKS (51.1%)
 Apparel/Footwear (0.4%)
   1,500   Gap, Inc...............................................   $    92,438
                                                                     -----------
 Automotive (0.9%)
   3,350   Ford Motor Co..........................................       197,650
                                                                     -----------
 Banks (7.7%)
     900   Bank of New York Co., Inc..............................        54,619
   2,500   BankAmerica Corp.......................................       216,094
   9,200   BankBoston Corp........................................       511,749
   3,000   Chase Manhattan Corp...................................       226,500
   1,800   First Union Corp.......................................       104,850
   2,650   J.P. Morgan & Co.......................................       310,381
   1,500   Mellon Bank Corp.......................................       104,438
     700   SunTrust Banks, Inc....................................        56,919
     650   Wachovia Corp..........................................        54,925
   1,050   Washington Mutual, Inc.................................        45,609
     200   Wells Fargo & Co.......................................        73,800
                                                                     -----------
                                                                       1,759,884
                                                                     -----------
 Beverages (2.2%)
   4,600   Coca-Cola Co...........................................       393,300
   2,700   PepsiCo, Inc...........................................       111,206
                                                                     -----------
                                                                         504,506
                                                                     -----------
 Chemicals-General (0.3%)
   1,000   E.I. DuPont de Nemours & Co............................        74,625
                                                                     -----------
 Computers & Peripherals (2.5%)
   3,000   Cisco Systems, Inc.(b).................................       276,188
   3,000   Dell Computer Corp.(b).................................       278,437
                                                                     -----------
                                                                         554,625
                                                                     -----------
 Consumer Goods & Services (2.0%)
   5,000   Procter & Gamble Co....................................       455,313
                                                                     -----------
 Cosmetics & Toiletries (1.5%)
   6,000   Gillette Co............................................       340,125
                                                                     -----------
 Diversified (2.6%)
   4,000   General Electric Co....................................       364,000
   3,500   Tyco International Ltd.................................       220,500
                                                                     -----------
                                                                         584,500
                                                                     -----------
 Entertainment (0.7%)
   1,400   The Walt Disney Co.....................................       147,088
                                                                     -----------
 Financial Services (2.2%)
   3,000   Fannie Mae.............................................       182,250
   3,200   FINOVA Group, Inc......................................       181,200
   2,000   Travelers Group, Inc...................................       121,250
                                                                     -----------
                                                                         484,700
                                                                     -----------

 SHARES OR
 PRINCIPAL                                                            MARKET
  AMOUNT                                                               VALUE
 ---------                                                          -----------
 COMMON STOCKS, CONTINUED
 Insurance (2.1%)
    8,050  SunAmerica, Inc.......................................   $   462,372
                                                                    -----------
 Medical Supplies (0.9%)
    2,800  Johnson & Johnson.....................................       206,500
                                                                    -----------
 Newspapers (1.0%)
    2,800  New York Times Co., Class A...........................       221,900
                                                                    -----------
 Oil & Gas Exploration, Production & Services (0.8%)
    2,500  Schlumberger, Ltd.....................................       170,781
                                                                    -----------
 Oil-Integrated Companies (3.9%)
    3,500  British Petroleum PLC, ADR............................       308,875
    4,600  Exxon Corp............................................       328,038
    4,000  Texaco, Inc...........................................       238,750
                                                                    -----------
                                                                        875,663
                                                                    -----------
 Pharmaceuticals (9.6%)
    4,000  Bristol-Myers Squibb Co...............................       459,750
    3,500  Eli Lilly & Co........................................       231,219
    4,000  Merck & Co., Inc......................................       534,999
    4,600  Pfizer, Inc...........................................       499,962
    2,000  Schering-Plough Corp..................................       183,250
    4,000  Warner-Lambert Co.....................................       277,500
                                                                    -----------
                                                                      2,186,680
                                                                    -----------
 Retail (4.6%)
    1,500  Dayton Hudson Corp....................................        72,750
    1,500  Home Depot, Inc.......................................       124,594
   10,000  Staples, Inc.(b)......................................       289,374
    4,600  Wal-Mart Stores, Inc..................................       279,450
    7,000  Walgreen Co...........................................       289,188
                                                                    -----------
                                                                      1,055,356
                                                                    -----------
 Software & Computer Services (3.3%)
    3,150  Computer Associates International, Inc................       175,022
    6,800  HBO & Co..............................................       239,700
    3,000  Microsoft Corp.(b)....................................       325,125
                                                                    -----------
                                                                        739,847
                                                                    -----------
 Telecommunications (0.6%)
    1,500  Lucent Technologies, Inc..............................       124,781
                                                                    -----------
 Utilities-Telecommunications (1.3%)
   10,000  Cincinnati Bell, Inc..................................       286,250
                                                                    -----------
 Total Common Stocks (Cost $8,205,754)                               11,525,584
                                                                    -----------
 CORPORATE BONDS (6.4%)
 Banks (1.9%)
  400,000  Chase Capital I, Series A, 7.67%, 12/1/26, Callable
            12/1/06 @103.84, Guaranteed by Chase Manhattan Corp..       429,500
                                                                    -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Balanced Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                                                            MARKET
  AMOUNT                                                              VALUE
 ---------                                                         ------------
 CORPORATE BONDS, CONTINUED
 Financial Services (4.5%)
   400,000 Ford Motor Credit Co., 6.25%, 12/8/05................   $    400,000
   615,000 Green Tree Financial Corp., Series 1997-6, Class A3,
            6.32%, 1/15/29, ABS.................................        618,733
                                                                   ------------
                                                                      1,018,733
                                                                   ------------
 Total Corporate Bonds (Cost $1,416,890)                              1,448,233
                                                                   ------------
 U.S. GOVERNMENT AGENCIES (21.3%)
 Federal Home Loan Bank (7.5%)
 1,000,000 5.53%, 1/15/03, Series KL03..........................        993,250
   700,000 5.42%, 1/22/03, Series LF03..........................        692,188
                                                                   ------------
                                                                      1,685,438
                                                                   ------------
 Federal National Mortgage Assoc. (13.8%)
 1,450,000 6.67%, 8/1/01, MTN...................................      1,489,150
   500,000 6.01%, 1/14/03, Callable 1/14/00 @ 100, MTN..........        499,780
   300,000 5.75%, 4/15/03.......................................        300,465
   500,000 6.89%, 7/12/04, Callable 7/12/00 @ 100, MTN..........        509,990
   300,000 6.95%, 11/13/06, Callable 11/13/01 @ 100.............        308,172
                                                                   ------------
                                                                      3,107,557
                                                                   ------------
 Total U.S. Government Agencies (Cost $4,776,325)                     4,792,995
                                                                   ------------

 SHARES OR
 PRINCIPAL                                                            MARKET
  AMOUNT                                                               VALUE
 ---------                                                          -----------
 U.S. TREASURY NOTES (12.0%)
 2,000,000 5.50%, 5/31/00........................................   $ 1,999,500
   700,000 6.25%, 5/31/00........................................       708,995
                                                                    -----------
 Total U.S. Treasury Notes (Cost $2,697,838)                          2,708,495
                                                                    -----------
 U.S. TREASURY STRIPS (4.7%)
 2,000,000 11/15/20, Series SO...................................       557,740
 2,000,000 11/15/22, Series SO...................................       499,940
                                                                    -----------
 Total U.S. Treasury Strips (Cost $1,004,740)                         1,057,680
                                                                    -----------
 INVESTMENT COMPANIES (4.7%)
   669,555 Dreyfus Treasury Prime Fund...........................       669,555
   389,975 Federated U.S. Treasury Services Fund.................       389,975
                                                                    -----------
 Total Investment Companies (Cost $1,059,530)                         1,059,530
                                                                    -----------
 Total Investments (Cost $19,161,077) (a)--100.2%                    22,592,517
 Liabilities in excess of other assets (0.2)%                           (53,376)
                                                                    -----------
 Total Net Assets--100.0%                                           $22,539,141
                                                                    ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $3,481,940
         Unrealized depreciation....................................    (50,500)
                                                                     ----------
         Net unrealized appreciation................................ $3,431,440
                                                                     ==========

(b) Represents non-income producing securities.

ABS--Asset Backed Security
ADR--American Depository Receipt
MTN--Medium Term Note
PLC--Public Liability Co.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Stock Appreciation Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (108.5%)
 Aerospace/Defense (2.7%)
   20,000  BE Aerospace, Inc. (b).................................   $   582,500
                                                                     -----------
 Apparel/Footwear (6.2%)
   37,200  Jones Apparel Group, Inc. (b)..........................     1,360,125
                                                                     -----------
 Automotive Parts (2.6%)
   32,000  Gentex Corp. (b).......................................       580,000
                                                                     -----------
 Banks (17.6%)
   15,000  AmSouth Bancorp........................................       589,688
   25,000  Colonial BancGroup, Inc................................       806,249
   10,000  First American Corp....................................       481,250
   10,000  Legg Mason, Inc........................................       575,625
   26,200  Peoples Heritage Financial Group, Inc..................       618,975
   17,000  Sterling Bancorp.......................................       442,000
   12,000  Vermont Financial Services Corp........................       329,250
                                                                     -----------
                                                                       3,843,037
                                                                     -----------
 Building Materials (3.1%)
   11,000  Medusa Corp............................................       690,250
                                                                     -----------
 Chemicals-Specialty (0.9%)
    6,000  Cabot Corp.............................................       193,875
                                                                     -----------
 Computers & Peripherals (6.1%)
   17,000  Complete Business Solutions, Inc. (b)..................       610,937
    3,500  Comverse Technology, Inc. (b)..........................       181,563
   26,000  Quantum Corp. (b)......................................       539,500
                                                                     -----------
                                                                       1,332,000
                                                                     -----------
 Cosmetics & Toiletries (1.5%)
   15,000  Nature's Sunshine Products, Inc........................       338,438
                                                                     -----------
 Educational Institutions (1.0%)
    9,600  DeVry, Inc.............................................       210,600
                                                                     -----------
 Electronic & Electrical-General (2.5%)
   18,000  American Power Conversion Corp. (b)....................       540,000
                                                                     -----------
 Financial Services (4.5%)
    7,000  Astoria Financial Corp.................................       374,500
   11,000  FINOVA Group, Inc......................................       622,875
                                                                     -----------
                                                                         997,375
                                                                     -----------
 Health Care (5.7%)
   24,000  First Health Group Corp. (b)...........................       684,000
   14,000  Safeskin Corp..........................................       575,750
                                                                     -----------
                                                                       1,259,750
                                                                     -----------
 Heavy Machinery (5.0%)
   43,250  JLG Industries, Inc....................................       873,109
    8,000  Regal-Beloit Corp......................................       230,000
                                                                     -----------
                                                                       1,103,109
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Insurance (1.5%)
    4,000  Life Re Corp...........................................   $   331,500
                                                                     -----------
 Medical Supplies (3.2%)
   11,000  STERIS Corp. (b).......................................       699,531
                                                                     -----------
 Metals-Fabrication (2.5%)
   14,400  Wolverine Tube, Inc. (b)...............................       547,200
                                                                     -----------
 Oilfield Services & Equipment (2.1%)
   23,350  Tuboscope, Inc. (b)....................................       461,163
                                                                     -----------
 Pharmaceuticals (9.8%)
    7,000  Genetech, Inc..........................................       475,125
   25,800  Kendle International, Inc..............................       780,450
   48,000  NBTY, Inc. (b).........................................       881,999
                                                                     -----------
                                                                       2,137,574
                                                                     -----------
 Printing & Publishing (1.0%)
    5,000  Multi-Color Corp. (b)..................................        37,500
    5,000  World Color Press, Inc. (b)............................       175,000
                                                                     -----------
                                                                         212,500
                                                                     -----------
 Radio (3.1%)
   11,500  Jacor Communications, Inc..............................       678,500
                                                                     -----------
 Restaurants (2.7%)
   15,000  Papa John's International, Inc. (b)....................       591,563
                                                                     -----------
 Retail (2.6%)
   11,000  Bed Bath & Beyond, Inc.................................       569,938
                                                                     -----------
 Semiconductors (2.8%)
   31,000  Plexus Corp............................................       616,125
                                                                     -----------
 Software & Computer Services (7.0%)
   10,000  Claremont Technology Group.............................       268,125
   14,000  J. D. Edwards & Co.....................................       601,125
   14,000  PeopleSoft, Inc........................................       658,000
                                                                     -----------
                                                                       1,527,250
                                                                     -----------
 Steel (2.1%)
    9,000  Carpenter Technology Corp..............................       452,250
                                                                     -----------
 Telecommunications (3.3%)
   20,000  Aspect Telecommunications Corp. (b)....................       547,500
   12,500  SmarTalk Teleservices, Inc.............................       182,031
                                                                     -----------
                                                                         729,531
                                                                     -----------
 Textile Products (2.3%)
   16,000  Mohawk Industries, Inc.................................       507,000
                                                                     -----------
 Wholesale Distribution (3.1%)
   16,000  Tech Data Corp. (b)....................................       686,000
                                                                     -----------
 Total Common Stocks (Cost $18,958,568)                               23,778,684
                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Stock Appreciation Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                        SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                           VALUE
 --------- ------------------------------------------------------   -----------
 INVESTMENT COMPANIES (3.1%)
  207,927  Dreyfus Treasury Prime Fund...........................   $   207,927
  478,124  Federated U.S. Treasury Services Fund.................       478,124
                                                                    -----------
 Total Investment Companies (Cost $686,051)                             686,051
                                                                    -----------
 Total Investments (Cost $19,644,619) (a)--111.6%                    24,464,735
 Liabilities in excess of other assets (11.6)%                       (2,541,047)
                                                                    -----------
 Total Net Assets--100.0%                                           $21,923,688
                                                                    ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation.................................... $5,173,480
         Unrealized depreciation....................................   (353,364)
                                                                     ----------
         Net unrealized appreciation................................ $4,820,116
                                                                     ==========

(b)Represents non-income producing securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Large Company Select Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS (94.1%)
 Apparel/Footwear (3.7%)
    16,000 Gap, Inc...............................................   $   986,000
    20,400 Jones Apparel Group, Inc. (b)..........................       745,875
                                                                     -----------
                                                                       1,731,875
                                                                     -----------
 Automotive (1.8%)
    14,150 Ford Motor Co..........................................       834,850
                                                                     -----------
 Banks (7.6%)
     3,800 Bank of New York Co., Inc..............................       230,613
    10,000 BankAmerica Corp.......................................       864,374
    10,800 BankBoston Corp........................................       600,750
       700 Citicorp...............................................       104,475
     2,000 Fifth Third Bancorp....................................       126,000
     7,400 First Union Corp.......................................       431,050
     5,200 KeyCorp................................................       185,250
     2,700 Mellon Bank Corp.......................................       187,988
     2,500 SunTrust Banks, Inc....................................       203,281
     2,300 Wachovia Corp..........................................       194,350
     3,750 Washington Mutual, Inc.................................       162,891
       800 Wells Fargo & Co.......................................       295,200
                                                                     -----------
                                                                       3,586,222
                                                                     -----------
 Beverages (3.1%)
    13,100 Coca-Cola Co...........................................     1,120,050
     8,000 PepsiCo, Inc...........................................       329,500
                                                                     -----------
                                                                       1,449,550
                                                                     -----------
 Chemicals-General (0.8%)
     5,000 E.I. DuPont de Nemours & Co............................       373,125
                                                                     -----------
 Computers & Peripherals (6.9%)
    17,775 Cisco Systems, Inc. (b)................................     1,636,411
    20,000 Compaq Computer Corp...................................       567,500
     8,000 Dell Computer Corp. (b)................................       742,500
     2,700 International Business Machines Corp...................       309,994
                                                                     -----------
                                                                       3,256,405
                                                                     -----------
 Consumer Goods & Services (2.9%)
    11,600 Procter & Gamble Co....................................     1,056,325
     4,000 Unilever N.V...........................................       315,750
                                                                     -----------
                                                                       1,372,075
                                                                     -----------
 Cosmetics & Toiletries (2.2%)
    18,400 Gillette Co............................................     1,043,050
                                                                     -----------
 Diversified (6.0%)
    22,000 General Electric Co....................................     2,002,000
    13,000 Tyco International Ltd.................................       819,000
                                                                     -----------
                                                                       2,821,000
                                                                     -----------

 SHARES OR
 PRINCIPAL                                                             MARKET
  AMOUNT                                                                VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Electrical Equipment (0.8%)
     6,200 Emerson Electric Co....................................   $   373,938
                                                                     -----------
 Entertainment (1.6%)
     7,000 The Walt Disney Co.....................................       735,438
                                                                     -----------
 Financial Services (7.6%)
     8,000 American Express Co....................................       912,000
     3,708 Associates First Capital Corp..........................       285,053
    15,200 Fannie Mae.............................................       923,399
     5,200 FINOVA Group, Inc......................................       294,450
     2,000 Merrill Lynch & Co, Inc................................       184,500
     3,700 Morgan Stanley Dean Witter & Co........................       338,088
    10,000 Travelers Group, Inc...................................       606,250
                                                                     -----------
                                                                       3,543,740
                                                                     -----------
 Food Distributors, Supermarkets & Wholesalers (1.0%)
     8,000 Bestfoods..............................................       464,500
                                                                     -----------
 Insurance (4.8%)
     6,600 American International Group, Inc......................       963,600
     3,200 Chubb Corp.............................................       257,200
     7,200 Marsh & McLennan Cos., Inc.............................       435,150
    10,650 SunAmerica, Inc........................................       611,709
                                                                     -----------
                                                                       2,267,659
                                                                     -----------
 Medical Supplies (1.0%)
     6,300 Johnson & Johnson......................................       464,625
                                                                     -----------
 Newspapers (1.2%)
     8,000 Gannett Co., Inc.......................................       568,500
                                                                     -----------
 Office Equipment & Supplies (Non-Computer Related) (0.6%)
     6,300 Pitney-Bowes, Inc......................................       303,188
                                                                     -----------
 Oil & Gas Exploration, Production & Services (1.9%)
     1,300 Camco International, Inc...............................       101,238
    11,300 Schlumberger, Ltd......................................       771,931
                                                                     -----------
                                                                         873,169
                                                                     -----------
 Oil-Integrated Companies (4.5%)
    12,150 Exxon Corp.............................................       866,447
     7,200 Mobil Corp.............................................       551,700
    12,400 Royal Dutch Petroleum Co.--New York Shares.............       679,675
                                                                     -----------
                                                                       2,097,822
                                                                     -----------
 Pharmaceuticals (12.9%)
     9,000 Bristol-Myers Squibb Co................................     1,034,437
    15,000 Eli Lilly & Co.........................................       990,938
     8,300 Merck & Co., Inc.......................................     1,110,124
    13,700 Pfizer, Inc............................................     1,489,018

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
Large Company Select Fund
(Unaudited)

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Pharmaceuticals, continued:
     7,500 Schering-Plough Corp...................................   $   687,188
    11,000 Warner-Lambert Co......................................       763,125
                                                                     -----------
                                                                       6,074,830
                                                                     -----------
 Retail (8.4%)
    14,000 Home Depot, Inc........................................     1,162,875
    30,000 Staples, Inc. (b)......................................       868,125
    23,000 Wal-Mart Stores, Inc...................................     1,397,250
    12,000 Walgreen Co............................................       495,750
                                                                     -----------
                                                                       3,924,000
                                                                     -----------
 Semiconductors (0.8%)
     5,000 Intel Corp.............................................       370,625
                                                                     -----------
 Software & Computer Services (5.9%)
    15,000 Computer Associates International, Inc.................       833,438
    14,000 HBO & Co...............................................       493,500
    13,300 Microsoft Corp. (b)....................................     1,441,387
                                                                     -----------
                                                                       2,768,325
                                                                     -----------

 SHARES OR
 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                         DESCRIPTION                            VALUE
 --------- -------------------------------------------------------   -----------
 COMMON STOCKS, CONTINUED:
 Telecommunications (3.8%)
    28,000 Ericsson (L.M.) Telefonaktiebolaget, Sponsored ADR.....   $   801,500
    12,000 Lucent Technologies, Inc...............................       998,250
                                                                     -----------
                                                                       1,799,750
                                                                     -----------
 Transportation (0.8%)
     6,000 FDX Corp. (b)..........................................       376,500
                                                                     -----------
 Utilities-Telecommunications (1.5%)
    23,800 Cincinnati Bell, Inc...................................       681,275
                                                                     -----------
 Total Common Stocks (Cost $25,643,883)                               44,156,036
                                                                     -----------
 INVESTMENT COMPANIES (6.3%)
 1,072,520 Dreyfus Treasury Prime Fund............................     1,072,520
 1,882,519 Federated U.S. Treasury Services Fund..................     1,882,519
                                                                     -----------
 Total Investment Companies (Cost $2,955,039)                          2,955,039
                                                                     -----------
 Total Investments (Cost $28,598,922) (a)--100.4%                     47,111,075
 Liabilities in excess of other assets (0.4)%                          (191,399)
                                                                     -----------
 Total Net Assets--100.0%                                            $46,919,676
                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

         Unrealized appreciation................................... $18,670,409
         Unrealized depreciation...................................    (158,256)
                                                                    -----------
         Net unrealized appreciation............................... $18,512,153
                                                                    ===========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

1. ORGANIZATION:

 The Riverfront Funds, Inc. (the "Company"), was organized as a Maryland corporation on March 27, 1990, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is authorized to issue six series of shares of capital stock, representing interests in different portfolios of securities as follows: The Riverfront U.S. Government Securities Money Market Fund, The Riverfront U.S. Government Income Fund, The Riverfront Income Equity Fund, The Riverfront Balanced Fund, The Riverfront Stock Appreciation Fund and The Riverfront Large Company Select Fund (each, a "Fund"; and collectively, the "Funds").

 The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from U.S. Government short-term securities while preserving capital and maintaining liquidity. The investment objective of the U.S. Government Income Fund is to seek a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The investment objective of the Income Equity Fund is to seek a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Stock Appreciation Fund is to seek capital growth. The investment objective of the Large Company Select Fund is to seek long term growth of capital with some current income as a secondary objective.

 The Company is authorized to issue 3,000,000,000 shares with a par value of $.001 per share. Sales of shares of the Funds may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

 The U.S. Government Income Fund, the Income Equity Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Select Fund (collectively, "the variable net asset value funds") each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") offers only the Investor A Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within six years of purchase are subject to varying contingent deferred sales charges in accordance with the Funds' prospectus. Each share class has identical rights and privileges, except with respect to
 (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, (iii) and the exchange privileges.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 SECURITIES VALUATION:

 Investments of the money market fund are valued at amortized cost. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not
 (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average fund maturity which exceeds 90 days.

 Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations or closing sale prices on the principal exchange (closing sales prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith by Provident, as the investment adviser, or by the sub-investment advisor, as the case may be, under the supervision of the Company's Board of Directors. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

 SECURITY TRANSACTIONS AND RELATED INCOME:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined on an identified cost basis.

 REPURCHASE AGREEMENTS:

 The Funds may enter into repurchase agreements from financial institutions such as banks and broker dealers which Provident, as investment adviser or the Fund's sub-investment adviser, as applicable, deems creditworthy under guidelines approved by the Company's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

 DIVIDENDS TO SHAREHOLDERS:

 Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Stock Appreciation Fund which declares and pays any dividends semi-annually.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

 Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. Any taxable distributions declared in December and paid in the following fiscal year will be taxable to shareholders in the year declared.

 The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

 FEDERAL INCOME TAXES:

 It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders; therefore, no federal tax provision was required.

 EXPENSE ALLOCATIONS:

 Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are prorated to the Funds, generally on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3. PURCHASES AND SALES OF SECURITIES:

  Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 are as follows:

                                                          PURCHASES     SALES
                                                         ----------- -----------
   U.S. Government Income Fund.......................... $34,533,954 $36,206,174
   Income Equity Fund................................... $71,039,842 $72,528,879
   Balanced Fund........................................ $13,362,427 $14,485,631
   Stock Appreciation Fund.............................. $15,237,859 $15,167,586
   Large Company Select Fund............................ $18,732,125 $15,307,122

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

4. CAPITAL SHARE TRANSACTIONS:

 Transactions in capital shares for the Fund were as follows:

                         U.S. GOVERNMENT INCOME FUND       INCOME EQUITY FUND
                         -----------------------------  -------------------------
                          SIX MONTHS                    SIX MONTHS
                             ENDED        YEAR ENDED       ENDED      YEAR ENDED
                           JUNE 30,      DECEMBER 31,    JUNE 30,    DECEMBER 31,
                             1998            1997          1998          1997
                         -------------  --------------  -----------  ------------
                          (UNAUDITED)                   (UNAUDITED)
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued............... $   1,007,823  $   3,965,162   $ 3,613,972  $  7,333,378
  Proceeds from shares
   issued in connection
   with common trust
   fund acquisition.....           --      16,606,766           --            --
  Dividends reinvested..       116,184        447,813       225,198    19,742,254
  Shares redeemed.......    (4,533,540)    (5,969,304)   (6,310,236)  (16,662,273)
                         -------------  -------------   -----------  ------------
  Change in net assets
   from Investor A share
   transactions......... $  (3,409,533) $  15,050,437   $(2,471,066) $ 10,413,359
                         =============  =============   ===========  ============
Investor B Shares:
  Proceeds from shares
   issued............... $      39,946  $     270,855   $ 2,980,222  $  8,520,546
  Dividends reinvested..        14,938         58,773         2,092     3,781,007
  Shares redeemed.......       (90,196)      (315,970)   (1,641,478)   (1,514,086)
                         -------------  -------------   -----------  ------------
  Change in net assets
   from Investor B share
   transactions......... $     (35,312) $      13,658   $ 1,340,836  $ 10,787,467
                         =============  =============   ===========  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued................       104,981        423,205       287,981       552,976
  Issued in connection
   with common trust
   fund acquisition.....           --       1,761,057           --            --
  Reinvested............        12,228         47,635        17,693     1,674,497
  Redeemed..............      (476,125)      (634,837)     (506,172)   (1,206,389)
                         -------------  -------------   -----------  ------------
  Change in Investor A
   Shares...............      (358,916)     1,597,060      (200,498)    1,021,084
                         =============  =============   ===========  ============
Investor B Shares:
  Issued................         3,719         24,956       231,567       633,092
  Reinvested............         1,394          5,568           164       314,995
  Redeemed..............        (8,403)       (29,761)     (129,036)     (109,730)
                         -------------  -------------   -----------  ------------
  Change in Investor B
   Shares...............        (3,290)           763       102,695       838,357
                         =============  =============   ===========  ============

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                                BALANCED FUND         STOCK APPRECIATION FUND
                           -------------------------  -------------------------
                           SIX MONTHS                 SIX MONTHS
                              ENDED      YEAR ENDED      ENDED      YEAR ENDED
                            JUNE 30,    DECEMBER 31,   JUNE 30,    DECEMBER 31,
                              1998          1997         1998          1997
                           -----------  ------------  -----------  ------------
                           (UNAUDITED)                (UNAUDITED)
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares
   issued................. $   745,182  $ 1,140,421   $   786,933  $  3,009,538
  Dividends reinvested....      59,021      969,400           116     4,366,182
  Shares redeemed.........  (1,211,431)  (3,919,227)   (3,616,145)  (13,898,332)
                           -----------  -----------   -----------  ------------
  Change in net assets
   from Investor A share
   transactions........... $  (407,228) $(1,809,406)  $(2,829,096) $ (6,522,612)
                           ===========  ===========   ===========  ============
Investor B Shares:
  Proceeds from shares
   issued................. $   564,091  $ 1,482,972   $   403,050  $    526,610
  Dividends reinvested....      28,811      979,316             3       214,709
  Shares redeemed.........  (1,005,457)  (1,554,696)      (75,596)     (115,336)
                           -----------  -----------   -----------  ------------
  Change in net assets
   from Investor B share
   transactions........... $  (412,555) $   907,592   $   327,457  $    625,983
                           ===========  ===========   ===========  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued..................      56,456       91,585        80,520       307,000
  Reinvested..............       4,511       79,188            13       468,165
  Redeemed................     (92,668)    (316,498)     (374,315)   (1,436,813)
                           -----------  -----------   -----------  ------------
  Change in Investor A
   Shares.................     (31,701)    (145,725)     (293,782)     (661,648)
                           ===========  ===========   ===========  ============
Investor B Shares:
  Issued..................      41,321      115,832        39,923        52,468
  Reinvested..............       2,133       77,517           --         22,295
  Redeemed................     (74,155)    (121,277)       (7,653)      (11,801)
                           -----------  -----------   -----------  ------------
  Change in Investor B
   Shares.................     (30,701)      72,072        32,270        62,962
                           ===========  ===========   ===========  ============

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

4. CAPITAL SHARE TRANSACTIONS, CONTINUED:

                                                    LARGE COMPANY SELECT FUND
                                                    ---------------------------
                                                     SIX MONTHS
                                                       ENDED      PERIOD ENDED
                                                      JUNE 30,    DECEMBER 31,
                                                        1998          1997*
                                                    ------------  -------------
                                                    (UNAUDITED)
CAPITAL TRANSACTIONS:
Investor A Shares:
  Proceeds from shares issued...................... $  3,386,765  $  2,486,334
  Proceeds from shares issued in connection with
   common trust fund acquisition...................          --     27,813,338
  Dividends reinvested.............................            5     3,676,075
  Shares redeemed..................................   (1,651,637)   (3,937,879)
                                                    ------------  ------------
  Change in net assets from Investor A share
   transactions.................................... $  1,735,133  $ 30,037,868
                                                    ============  ============
Investor B Shares:
  Proceeds from shares issued...................... $  2,717,808  $  2,396,213
  Dividends reinvested.............................        2,210       263,596
  Shares redeemed..................................     (345,502)      (37,554)
                                                    ------------  ------------
  Change in net assets from Investor B share
   transactions.................................... $  2,374,516  $  2,622,255
                                                    ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
  Issued...........................................      266,592       205,316
  Issued in connection with common trust fund
   acquisition.....................................          --      2,781,335
  Reinvested.......................................          --        329,693
  Redeemed.........................................     (132,191)     (352,190)
                                                    ------------  ------------
  Change in Investor A Shares......................      134,401     2,964,154
                                                    ============  ============
Investor B Shares:
  Issued...........................................      219,652       198,193
  Reinvested.......................................          199        23,747
  Redeemed.........................................      (27,567)       (3,405)
                                                    ------------  ------------
  Change in Investor B Shares......................      192,284       218,535
                                                    ============  ============

-------
* For the period January 2, 1997 (commencement of operations) through December 31, 1997.

5. RELATED PARTY TRANSACTIONS

 Provident has entered into an Investment Advisory Agreement with the Company whereby Provident supervises and manages the investment and reinvestment of the assets of the U.S. Government Securities Money Market Fund, the U.S. Government Income Fund, the Income Equity Fund, the Balanced Fund, the Stock Appreciation Fund and the Large Company Select Fund. Under the terms of the Investment Advisory Agreement, Provident is entitled to receive fees based on a percentage of the average net assets of each Fund.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

5. RELATED PARTY TRANSACTIONS, CONTINUED:

 Pursuant to the terms of the Investment Advisory Agreement with the Company, Provident has entered into a Sub-Investment Advisory Agreement with DePrince, Race & Zollo, Inc. ("DRZ") for the Income Equity Fund. DRZ provides investment advice to and supervises the investment program of that portion of the assets of the Income Equity Fund allocated to DRZ by the Fund's Board of Directors. Under the terms of the Sub-Investment Advisory Agreements, DRZ receives from Provident fees calculated at 0.50% of average daily net assets up to $55 million of the Income Equity Fund managed by DRZ and 0.55% of average daily net assets above $55 million for this Fund managed by DRZ.

 In addition to serving as Investment Adviser, Provident serves as custodian and fund accountant to the Funds. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund.

 During the period ended June 30, 1998, Provident Securities & Investment Company ("PSI"), an affiliate of Provident which is a registered broker dealer, executed transactions to purchase and sell Fund investments on an agency basis on behalf of the Company. The Company paid PSI approximately $44,141 that has been included in investments at cost, as commissions for such transactions.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), and BISYS are subsidiaries of the BISYS Group, Inc.

 BISYS, with whom certain officers and a director of the Company are affiliated, serves the Company as administrator, principal underwriter and distributor. Such officers and director are paid no fees directly by the Funds for serving as officers and as director of the Company. Under the terms of the Administration Agreement, BISYS' fees are computed at 0.20% of the average daily net assets of each Fund.

 Provident also serves as transfer agent and shareholder servicing agent to the Company. BISYS Ohio served as sub-transfer agent for the Investor B Shares through March 24, 1997. On March 25, 1997, Provident became the Transfer Agent for all shares of the Company. Under the terms of the Master Transfer and Record keeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Fund and certain out-of-pocket expenses. Under the terms of the Shareholder Services Plan, each Fund is authorized to pay compensation to banks and other financial institutions, including Provident and BISYS or other providers for Record keeping and/or administrative support services. As of June 30, 1998, there were no shareholder servicing agreements entered into on behalf of any of the Funds.

 The Company has adopted an Investor A Distribution and Shareholder Service Plan and Agreement ("Investor A Plan") and an Investor B Distribution and Shareholder Services Plan and Agreement ("Investor B Plan"), each in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor A Plan, each Fund is authorized to pay or reimburse BISYS, as distributor of Investor A Shares, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of Investor A Shares of each Fund. Pursuant to the Investor B Plan, each variable net asset value fund is authorized to pay or reimburse BISYS, as distributor of Investor B Shares, (a) a distribution fee in an amount not to exceed, on an annual basis, 0.75% of the average daily net asset value of Investor B Shares of that Fund and (b) a service fee in an amount not to exceed 0.25% of the average daily net asset value of Investor B Shares of that Fund. These fees may be used by BISYS to pay banks, broker dealers and other institutions,

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

5. RELATED PARTY TRANSACTIONS, CONTINUED:

 including Provident, or to reimburse BISYS or its affiliates, to finance any activity which is principally intended to result in the sale of shares or to compensate for providing shareholder services.

 For the six-month period ended June 30, 1998, BISYS received $317,473 from commissions on sales of capital shares of the Funds. BISYS, as dealer/underwriter, retained $317,077 and reallowed $396 to brokers affiliated with Provident.

 As of June 30, 1998, Provident and certain of its affiliates own shares in the Riverfront U.S. Government Income Fund totaling $23,968,517 or 51% of the Fund.

 Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the period ended June 30, 1998:

                                       U.S. GOVERNMENT                  INCOME
                                       SECURITIES MONEY U.S. GOVERNMENT EQUITY
                                         MARKET FUND      INCOME FUND    FUND
                                       ---------------- --------------- -------
INVESTMENT ADVISOR FEES:
Annual fee before voluntary fee
 reductions
 (percentage of average net assets)..          0.15%           0.40%       0.95%
Voluntary fee reductions.............            NA              NA          NA
ADMINISTRATION FEES:
Annual fee (percentage of average net
assets)..............................          0.20%           0.20%       0.20%
12B-1 FEES (INVESTOR A):
Annual fee before voluntary fee
 reductions
 (percentage of average net assets)..          0.25%           0.25%       0.25%
Voluntary fee reductions.............      $110,832         $14,207     $13,463
12B-1 FEES (INVESTOR B):
Annual fee before voluntary fee
 reductions
 (percentage of average net assets)..            NA            1.00%       1.00%
Custodian and Accounting Fees:.......      $ 37,705         $28,926     $82,585
Transfer Agent Fees:.................      $ 22,042         $22,174     $45,002

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

5. RELATED PARTY TRANSACTIONS, CONTINUED:

                                                        STOCK
                                           BALANCED  APPRECIATION LARGE COMPANY
                                             FUND        FUND      SELECT FUND
                                           --------  ------------ -------------
 INVESTMENT ADVISOR FEES:
 Annual fee before voluntary fee
  reductions
  (percentage of average net assets)......    0.90%       0.80%         0.80%
 Voluntary fee reductions................. $10,867          NA            NA
 ADMINISTRATION FEES:
 Annual fee before voluntary fee
  reductions
  (percentage of average net assets)......    0.20%       0.20%         0.20%
 12B-1 FEES (INVESTOR A):
 Annual fee before voluntary fee
  reductions
  (percentage of average net assets)......    0.25%       0.25%         0.25%
 Voluntary fee reductions.................  $3,023          NA            NA
 12B-1 FEES (INVESTOR B):
 Annual fee (percentage of average net
 assets)..................................    1.00%       1.00%         1.00%
 Custodian and Accounting Fees:........... $18,340     $20,826       $31,618
 Transfer Agent Fees:..................... $23,203     $52,161       $22,946
 NA--Not applicable

6. ACQUISITION OF COMMON TRUST FUNDS A, B, C AND G

 On January 2, 1997, the Large Company Select Fund issued Investor A shares to acquire the assets and liabilities, including distributions payable of $26,562, of the Common Trust A and Common Trust G of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

 Investor A Shares (000)'s..............................................   2,781
 Net assets acquired (000)'s............................................ $27,813
 Net asset value........................................................  $10.00
 Unrealized appreciation (000)'s........................................ $12,592

 On January 23, 1997, the U.S. Government Income Fund issued Investor A shares to acquire the assets and liabilities, including distributions payable of $26,148, of the Common Trust Fund C of The Provident Bank. The following is a summary of Investor A shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired.

 Investor A Shares (000)'s..............................................   1,761
 Net assets acquired (000)'s............................................ $16,607
 Net asset value........................................................   $9.43
 Unrealized appreciation (000)'s........................................    $392

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.                                         June 30, 1998
(Unaudited)

7. SUBSEQUENT EVENTS

 The Company has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of March 21, 1997 (the "Plan"), with The Riverfront Funds, an Ohio business trust (the "Trust"), where by each Fund of the Company will become a separate series of an Ohio business trust rather than a separate series of a Maryland corporation (the "Conversion").

 The Conversion is subject to certain regulatory approvals and to approval by the shareholders. A special Shareholder Meeting was held on August 7, 1998, at which the reorganization was approved. It is anticipated that the conversion from a Maryland corporation to an Ohio business trust will become effective October 30, 1998.

--------------------------------------------------------------------------------




                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                               U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
                         ---------------------------------------------------------------
                         SIX MONTHS
                            ENDED                 YEARS ENDED DECEMBER 31,
                          JUNE 30,      ------------------------------------------------
                            1998          1997      1996      1995    1994 (A)  1993 (A)
                         -----------    --------  --------  --------  --------  --------
                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $  1.000      $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          --------      --------  --------  --------  --------  --------
Investment Activities
 Net investment income..     0.024         0.049     0.046     0.050     0.040     0.030
                          --------      --------  --------  --------  --------  --------
Distributions
 Net investment income..    (0.024)       (0.049)   (0.046)   (0.050)   (0.040)   (0.030)
                          --------      --------  --------  --------  --------  --------
NET ASSET VALUE,
 END OF PERIOD..........  $  1.000      $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          ========      ========  ========  ========  ========  ========
Total Return............      2.45%(b)      5.02%     4.89%     5.52%     3.78%     2.90%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of      $155,772      $142,569  $181,017  $157,495  $149,374  $133,207
period (000)............
Ratio of expenses to          0.67%(c)      0.64%     0.59%     0.58%     0.51%     0.32%
average net assets......
Ratio of net investment       4.90%(c)      4.90%     4.78%     5.34%     3.70%     2.85%
income to average net
assets..................
Ratio of expenses to          0.82%(c)      0.79%     0.84%     0.83%     0.80%     0.42%
average net assets*.....
Ratio of net investment       4.75%(c)      4.75%     4.53%     5.09%     3.41%     2.75%
income to average net
assets*.................

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)Audited by other auditors.
(b)Not annualized.
(c)Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                              U.S. GOVERNMENT INCOME FUND
                          -----------------------------------------------------------------------
                             SIX MONTHS ENDED
                               JUNE 30, 1998                   YEARS ENDED DECEMBER 31,
                          -------------------------   -------------------------------------------
                                                              1997                  1996
                                                      --------------------- ---------------------
                          INVESTOR A    INVESTOR B    INVESTOR A INVESTOR B INVESTOR A INVESTOR B
                          -----------   -----------   ---------- ---------- ---------- ----------
                          (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $  9.48       $10.68       $  9.43     $10.64    $  9.71     $10.95
                            -------       ------       -------     ------    -------     ------
Investment Activities
 Net investment income..       0.24         0.21          0.49       0.48       0.52       0.49
 Net realized and
  unrealized gains
  (losses) from
  investments...........       0.05         0.05          0.14       0.14      (0.29)     (0.31)
                            -------       ------       -------     ------    -------     ------
 Total from Investment
  Activities............       0.29         0.26          0.63       0.62       0.23       0.18
                            -------       ------       -------     ------    -------     ------
Distributions
 Net investment income..      (0.24)       (0.18)        (0.50)     (0.49)     (0.51)     (0.49)
 In excess of net
  investment income.....        --           --          (0.08)     (0.09)       --         --
                            -------       ------       -------     ------    -------     ------
 Total Distributions....      (0.24)       (0.18)        (0.58)     (0.58)     (0.51)     (0.49)
                            -------       ------       -------     ------    -------     ------
NET ASSET VALUE,
 END OF PERIOD..........    $  9.53       $10.76       $  9.48     $10.68    $  9.43     $10.64
                            =======       ======       =======     ======    =======     ======
Total Return (excludes
 sales/redemption
 charge)................       3.06%(b)     2.57%         6.94%      6.07%      2.51%      1.72%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........    $45,831       $1,284       $49,017     $1,309    $33,694     $1,296
Ratio of expenses to
 average net assets.....       1.14%(c)     1.95%(c)      1.14%      1.95%      1.11%      1.96%
Ratio of net investment
 income to average net
 assets.................       4.97%(c)     4.16%(c)      5.40%      4.56%      5.45%      4.59%
Ratio of expenses to
 average net assets*....       1.20%(c)     1.95%(c)      1.20%      1.95%      1.20%      1.96%
Ratio of net investment
 income to average net
 assets*................       4.91%(c)     4.16%(c)      5.34%      4.56%      5.36%      4.59%
Portfolio turnover rate
 (d)....................         76%          76%           71%        71%        53%        53%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Not annualized.
(c)Annualized.
(d)Portfolio turnover rate is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(f)Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                          U.S. GOVERNMENT INCOME FUND
                                  ----------------------------------------------
                                               JANUARY 17,      YEARS ENDED
                                   YEAR ENDED    1995 TO       DECEMBER 31,
                                  DECEMBER 31, DECEMBER 31,  -------------------
                                      1995       1995(A)     1994 (F)   1993 (F)
                                  ------------ ------------  --------   --------
                                   INVESTOR A   INVESTOR B
                                  ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD............    $  8.92       $10.00     $  9.91    $  9.76
                                    -------       ------     -------    -------
Investment Activities
 Net investment income..........       0.54         0.43        0.54       0.51
 Net realized and unrealized
  gains (losses) from
  investments...................       0.79         0.94       (0.99)      0.20
                                    -------       ------     -------    -------
 Total from Investment
  Activities....................       1.33         1.37       (0.45)      0.71
                                    -------       ------     -------    -------
Distributions
 Net investment income..........      (0.54)       (0.42)      (0.54)     (0.50)
 In excess of net investment
  income........................        --           --          --       (0.06)
                                    -------       ------     -------    -------
 Total Distributions............      (0.54)       (0.42)      (0.54)     (0.56)
                                    -------       ------     -------    -------
NET ASSET VALUE,
 END OF PERIOD..................    $  9.71       $10.95     $  8.92    $  9.91
                                    =======       ======     =======    =======
Total Return (excludes
 sales/redemption charge).......      15.22%       13.96%(e)   (4.64)%     7.38%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...................    $36,538       $1,263     $32,721    $30,078
Ratio of expenses to average net
 assets.........................       1.09%        1.90%(c)    0.86%      0.65%
Ratio of net investment income
 to average net assets..........       5.74%        4.80%(c)    5.78%      5.05%
Ratio of expenses to average net
 assets*........................       1.18%        1.90%(c)    1.14%      1.08%
Ratio of net investment income
 to average net assets*.........       5.65%        4.80%(c)    5.49%      4.62%
Portfolio turnover rate (d).....         75%          75%         83%       220%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                  INCOME EQUITY FUND
                          -----------------------------------------------------------------------
                             SIX MONTHS ENDED
                               JUNE 30, 1998                   YEARS ENDED DECEMBER 31,
                          -------------------------   -------------------------------------------
                                                              1997                  1996
                                                      --------------------- ---------------------
                          INVESTOR A    INVESTOR B    INVESTOR A INVESTOR B INVESTOR A INVESTOR B
                          -----------   -----------   ---------- ---------- ---------- ----------
                          (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 11.68       $ 11.98      $ 11.92    $ 12.16    $ 11.70     $11.85
                            -------       -------      -------    -------    -------     ------
Investment Activities
 Net investment income..       0.05           --          0.16       0.06       0.21       0.12
 Net realized and
  unrealized gains from
  investments...........       0.56          0.57         3.11       3.17       2.12       2.21
                            -------       -------      -------    -------    -------     ------
 Total from Investment
 Activities.............       0.61          0.57         3.27       3.23       2.33       2.33
                            -------       -------      -------    -------    -------     ------
Distributions
 Net investment income..      (0.05)        (0.01)       (0.16)     (0.06)     (0.21)     (0.12)
 In excess of net
 investment income......        --            --           --         --         --         --
 Net realized gains.....      (0.14)        (0.14)       (3.35)     (3.35)     (1.90)     (1.90)
                            -------       -------      -------    -------    -------     ------
 Total Distributions....      (0.19)        (0.15)       (3.51)     (3.41)     (2.11)     (2.02)
                            -------       -------      -------    -------    -------     ------
NET ASSET VALUE,
 END OF PERIOD..........    $ 12.10       $ 12.40      $ 11.68    $ 11.98    $ 11.92     $12.16
                            =======       =======      =======    =======    =======     ======
Total Return (excludes
sales/redemption
charge).................       5.18%(b)      4.73%(b)    28.20%     27.19%     19.88%     19.67%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $84,402       $19,453      $83,841    $17,563    $73,368     $7,632
Ratio of expenses to
average net assets......       1.76%(c)      2.54%(c)     1.75%      2.55%      1.76%      2.48%
Ratio of net investment
income to average net
assets..................       0.79%(c)      0.01%(c)     1.21%      0.40%      1.62%      0.88%
Ratio of expenses to
average net assets*.....       1.79%(c)       (g)         1.80%       (g)       1.85%      2.54%
Ratio of net investment
income to average net
assets*.................       0.76%(c)       (g)         1.16%       (g)       1.53%      0.82%
Portfolio Turnover (d)..         66%           66%         157%       157%       166%       166%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) Represents total return for the Investor A Shares from January 1, 1995 to January 16,1995 plus the total return for the Investor B Shares from January 17,1995 to December 31, 1995.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                              INCOME EQUITY FUND
                                   -------------------------------------------
                                                JANUARY 17,     YEARS ENDED
                                    YEAR ENDED    1995 TO      DECEMBER 31,
                                   DECEMBER 31, DECEMBER 31,  ----------------
                                       1995       1995(A)     1994(F)  1993(F)
                                   ------------ ------------  -------  -------
                                    INVESTOR A   INVESTOR B
                                   ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.............    $ 10.15       $10.00     $ 10.63  $ 10.78
                                     -------       ------     -------  -------
Investment Activities
 Net investment income...........       0.27         0.13        0.32     0.28
 Net realized and unrealized
  gains from investments.........       2.89         2.78         --      1.01
                                     -------       ------     -------  -------
 Total from Investment
 Activities......................       3.16         2.91        0.32     1.29
                                     -------       ------     -------  -------
Distributions
 Net investment income...........      (0.27)       (0.13)      (0.31)   (0.27)
 In excess of net investment
 income..........................        --           --          --     (0.03)
 Net realized gains..............      (1.34)       (0.93)      (0.49)   (1.14)
                                     -------       ------     -------  -------
 Total Distributions.............      (1.61)       (1.06)      (0.80)   (1.44)
                                     -------       ------     -------  -------
NET ASSET VALUE,
 END OF PERIOD...................    $ 11.70       $11.85     $ 10.15  $ 10.63
                                     =======       ======     =======  =======
Total Return (excludes
sales/redemption charge).........      31.45%       29.28%(e)    3.08%   12.11%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
(000)............................    $60,845       $2,833     $34,965  $24,387
Ratio of expenses to average net
assets...........................       1.49%        2.46%(c)    1.30%    1.47%
Ratio of net investment income to
average net assets...............       2.27%        1.12%(c)    2.93%    2.55%
Ratio of expenses to average net
assets*..........................       1.74%        2.51%(c)    1.58%    1.64%
Ratio of net investment income to
average net assets*..............       2.02%        1.07%(c)    2.65%    2.38%
Portfolio Turnover (d)...........        180%         180%        119%     145%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                     BALANCED FUND
                          -----------------------------------------------------------------------
                             SIX MONTHS ENDED
                               JUNE 30, 1998                   YEARS ENDED DECEMBER 31,
                          -------------------------   -------------------------------------------
                                                              1997                  1996
                                                      --------------------- ---------------------
                          INVESTOR A    INVESTOR B    INVESTOR A INVESTOR B INVESTOR A INVESTOR B
                          -----------   -----------   ---------- ---------- ---------- ----------
                          (UNAUDITED)   (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 12.30       $ 12.71       $11.69    $ 12.04    $ 11.36    $ 11.70
                            -------       -------       ------    -------    -------    -------
Investment Activities
 Net investment income..       0.10          0.05         0.23       0.12       0.31       0.26
  Net realized and
  unrealized gains
  (losses) from
  investments...........       1.46          1.51         1.71       1.77       0.33       0.34
                            -------       -------       ------    -------    -------    -------
 Total from Investment
 Activities.............       1.56          1.56         1.94       1.89       0.64       0.60
                            -------       -------       ------    -------    -------    -------
Distributions
 Net investment income..      (0.10)        (0.05)       (0.23)     (0.12)     (0.31)     (0.26)
 Net realized gains.....      (0.08)        (0.08)       (1.10)     (1.10)       --         --
                            -------       -------       ------    -------    -------    -------
 Total Distributions....      (0.18)        (0.13)       (1.33)     (1.22)     (0.31)     (0.26)
                            -------       -------       ------    -------    -------    -------
NET ASSET VALUE,
 END OF PERIOD..........    $ 13.68       $ 14.14       $12.30    $ 12.71    $ 11.69    $ 12.04
                            =======       =======       ======    =======    =======    =======
Total Return (excludes
sales/redemption
charge).................      12.73%(c)     12.26%(c)    16.77%     15.82%      5.76%      5.27%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $10,200       $12,339       $9,563    $11,483    $10,786    $10,008
Ratio of expenses to
average net assets......       1.72%(d)      2.53%(d)     1.86%      2.72%      1.70%      2.54%
Ratio of net investment
income to average net
assets..................       1.55%(d)      0.74%(d)     1.80%      0.93%      2.87%      2.03%
Ratio of expenses to
average net assets*.....       1.88%(d)      2.63%(d)     2.07%      2.82%      1.94%      2.68%
Ratio of net investment
income to average net
assets*.................       1.39%(d)      0.64%(d)     1.59%      0.83%      2.63%      1.89%
Portfolio Turnover (e)..         64%           64%         102%       102%        98%        98%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                  BALANCED FUND
                                   --------------------------------------------
                                       YEAR     JANUARY 17,   FROM SEPTEMBER 1,
                                      ENDED       1995 TO       1994 THROUGH
                                   DECEMBER 31, DECEMBER 31,    DECEMBER 31,
                                       1995       1995(A)        1994(A)(F)
                                   ------------ ------------  -----------------
                                    INVESTOR A   INVESTOR B
                                   ------------ ------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.............     $ 9.79       $10.00          $10.00
                                      ------       ------          ------
Investment Activities
 Net investment income...........       0.35         0.25            0.10
  Net realized and unrealized
  gains (losses) from
  investments....................       1.66         1.79           (0.18)
                                      ------       ------          ------
 Total from Investment
 Activities......................       2.01         2.04           (0.08)
                                      ------       ------          ------
Distributions
 Net investment income...........      (0.34)       (0.24)          (0.13)
 Net realized gains..............      (0.10)       (0.10)            --
                                      ------       ------          ------
 Total Distributions.............      (0.44)       (0.34)          (0.13)
                                      ------       ------          ------
NET ASSET VALUE,
 END OF PERIOD...................     $11.36       $11.70          $ 9.79
                                      ======       ======          ======
Total Return (excludes
sales/redemption charge).........      20.83%       20.53%(b)       (0.82)%(c)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period
(000)............................     $9,427       $5,030          $2,709
Ratio of expenses to average net
assets...........................       1.28%        2.04%(d)        1.48%(d)
Ratio of net investment income to
average net assets...............       3.48%        2.69%(d)        4.01%(d)
Ratio of expenses to average net
assets*..........................       1.67%        2.84%(d)        4.61%(d)
Ratio of net investment income to
average net assets*..............       3.09%        1.89%(d)        0.88%(d)
Portfolio Turnover (e)...........         13%          13%              1%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                                        STOCK APPRECIATION FUND
                          -------------------------------------------------------------------------------------------
                                                                                                      FROM OCTOBER 1,
                             SIX MONTHS ENDED                    YEARS ENDED DECEMBER 31,              1995 THROUGH
                               JUNE 30, 1998            ---------------------------------------------  DECEMBER 31,
                                                                1997                   1996               1995(B)
                          --------------------------    ---------------------- ---------------------- ---------------
                          INVESTOR A     INVESTOR B     INVESTOR A  INVESTOR B INVESTOR A  INVESTOR B   INVESTOR A
                          -----------    -----------    ----------  ---------- ----------  ---------- ---------------
                          (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $  9.17        $ 9.49        $  9.43      $ 9.77    $  9.50      $ 9.91       $ 10.00
                            -------        ------        -------      ------    -------      ------       -------
Investment Activities
 Net investment loss....      (0.04)        (0.07)         (0.04)      (0.08)     (0.14)      (0.15)        (0.01)
 Net realized and
  unrealized gains
  (losses)
  from investments......       0.72          0.74           1.75        1.77       1.10        1.04         (0.12)
                            -------        ------        -------      ------    -------      ------       -------
 Total from Investment
 Activities.............       0.68          0.67           1.71        1.69       0.96        0.89         (0.13)
                            -------        ------        -------      ------    -------      ------       -------
Distributions
 Net realized gains.....      (1.18)        (1.18)         (1.97)      (1.97)     (1.03)      (1.03)        (0.37)
                            -------        ------        -------      ------    -------      ------       -------
NET ASSET VALUE,
 END OF PERIOD..........    $  8.67        $ 8.98        $  9.17      $ 9.49    $  9.43      $ 9.77       $  9.50
                            =======        ======        =======      ======    =======      ======       =======
Total Return (excludes
 sales/redemption
 charge)................       7.41%(c)      7.05%(c)      18.79%      17.86%     10.17%       9.05%        (1.20)%(c)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $20,437        $1,486        $24,312      $1,265    $31,227      $  687       $40,995
Ratio of expenses to
average net assets......       1.98%(d)      2.73%(d)       2.11%       2.86%      1.91%       2.64%         1.76%(d)
Ratio of net investment
 loss to average
 net assets.............      (0.77)%(d)    (1.57)%(d)     (0.43)%     (1.20)%    (1.25)%     (2.01)%       (0.49)%(d)
Ratio of expenses to
average net assets*.....        (g)           (g)            (g)         (g)        (g)         (g)          1.77%(d)
Ratio of net investment
 loss to average net
 assets*................        (g)           (g)            (g)         (g)        (g)         (g)         (0.50)%(d)
Portfolio Turnover (e)..         62%           62%            67%         67%       162%        162%           46%

-------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) As of September 30, 1995, the Stock Appreciation Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Stock Appreciation Fund on September 30, 1995 from $17.34 to $10.00.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f) Audited by other auditors.
(g) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                           STOCK APPRECIATION FUND
                          ----------------------------------------------------------------
                          FROM OCTOBER 1,  FROM OCTOBER 1,
                           1995 THROUGH     1995 THROUGH    YEARS ENDED SEPTEMBER 30,
                           DECEMBER 31,     DECEMBER 31,    ------------------------------
                              1995(B)        1995(A)(B)     1995(F)    1994(F)    1993(F)
                          ---------------  ---------------  --------   --------   --------
                            INVESTOR A       INVESTOR B
                          ---------------  ---------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....      $ 10.00          $10.00       $   8.25   $  10.18   $   7.98
                              -------          ------       --------   --------   --------
Investment Activities
 Net investment loss....        (0.01)          (0.01)         (0.07)     (0.12)     (0.17)
 Net realized and
  unrealized gains
  (losses)
  from investments......        (0.12)          (0.08)          2.14      (1.26)      2.57
                              -------          ------       --------   --------   --------
 Total from Investment
 Activities.............        (0.13)          (0.09)          2.07      (1.38)      2.40
                              -------          ------       --------   --------   --------
Distributions
 Net realized gains.....        (0.37)            --           (0.32)     (0.55)     (0.20)
                              -------          ------       --------   --------   --------
NET ASSET VALUE,
 END OF PERIOD..........      $  9.50          $ 9.91       $  10.00   $   8.25   $  10.18
                              =======          ======       ========   ========   ========
Total Return (excludes
sales/redemption
charge).................        (1.20)%(c)      (0.90)%(c)     25.12%    (13.91)%    30.61%
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............      $40,995          $   72       $ 44,500   $ 47,880   $ 59,330
Ratio of expenses to
average net assets......         1.76%(d)        2.30%(d)       2.61%      2.44%      2.47%
Ratio of net investment
 loss to average
 net assets.............        (0.49)%(d)      (1.69)%(d)     (0.73)%    (1.35)%    (1.85)%
Ratio of expenses to
average net assets*.....         1.77%(d)        2.39%(d)        (g)        (g)        (g)
Ratio of net investment
 loss to average net
 assets*................        (0.50)%(d)      (1.78)%(d)       (g)        (g)        (g)
Portfolio Turnover (e)..           46%             46%           197%       254%       216%

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds, Inc.

                                    LARGE COMPANY SELECT FUND
                          ------------------------------------------------------
                                                           FROM JANUARY 2,
                             SIX MONTHS ENDED               1997 THROUGH
                               JUNE 30, 1998            DECEMBER 31, 1997(A)
                          --------------------------    ------------------------
                          INVESTOR A     INVESTOR B     INVESTOR A    INVESTOR B
                          -----------    -----------    ----------    ----------
                          (UNAUDITED)    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $ 11.34        $11.28        $ 10.00        $10.00
                            -------        ------        -------        ------
Investment Activities
 Net investment income
 (loss).................      (0.02)        (0.05)           --          (0.04)
 Net realized and
  unrealized gains
  (losses) from
  investments...........       2.06          2.03           2.77          2.72
                            -------        ------        -------        ------
 Total from Investment
 Activities.............       2.04          1.98           2.77          2.68
                            -------        ------        -------        ------
Distributions
 Net realized gains.....        --            --           (1.40)        (1.40)
 Tax return of capital..        --            --           (0.03)          --
                            -------        ------        -------        ------
 Total Distributions....        --            --           (1.43)        (1.40)
                            -------        ------        -------        ------
NET ASSET VALUE,
 END OF PERIOD..........    $ 13.38        $13.26        $ 11.34        $11.28
                            =======        ======        =======        ======
Total Return (excludes
sales/redemption
charge).................      18.02%(b)     17.58%(b)      27.93%(b)     26.97%(b)
RATIOS/SUPPLEMENTARY
DATA:
Net Assets at end of
period (000)............    $41,472        $5,447        $33,614        $2,464
Ratio of expenses to
average net assets......       1.67%(c)      2.42%(c)       1.69%(c)      2.47%(c)
Ratio of net investment
income (loss) to average
net assets..............      (0.30)%(c)    (1.05)%(c)      0.00%(c)     (1.10)%(c)
Ratio of expenses to
average net assets......        (e)           (e)            (e)           (e)
Ratio of net investment
income to average net
assets..................        (e)           (e)            (e)           (e)
Portfolio Turnover (d)..         40%           40%            39%           39%

-------
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(e) There were no waivers or reimbursements during the period.

See Notes to Financial Statements.

                          The Riverfront Funds, Inc.

                              INVESTMENT ADVISER
                              The Provident Bank
                            One East Fourth Street
                            Cincinnati, Ohio 45202

                                 DISTRIBUTOR
                             BISYS Fund Services
                              3435 Stelzer Road
                             Columbus, Ohio 43219

                       FOR ADDITIONAL INFORMATION CALL:
                              The Provident Bank
                             Mutual Fund Services
                                1-800-424-2295


8/98